MML SERIES INVESTMENT FUND

This Prospectus describes the following Fund.

•	MML Equity Index Fund
seeks investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index. [1]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

1  “Standard & Poor’s,” “Standard & Poor’s 500®” and “S&P 500®” are trademarks of The McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies (“S&P”). S&P makes no representation regarding the advisability of investing in the Fund.

PROSPECTUS

May 1, 2002
Table Of Contents

Summary Information

MML Series Investment Fund provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe the Equity Index Fund’s:

•	Investment objective.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Investment return since inception.

•	Average annual total returns for the last one-year period and since inception and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that the Fund’s investment objective will be achieved, and you can lose money by investing in the Fund.

Important Notes about performance information for the Fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. The fee table shown on page 5 under “Expense Information” is meant to assist you in understanding these fees and expenses. The fee table shows a category of expenses called Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Fund. These costs are deducted from the Fund’s assets, which means you pay them indirectly.
MML Equity Index Fund

Investment Objective

The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index®.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the securities of companies that make up the S&P 500 Index®. The S&P 500 Index® is a widely recognized, capitalization-weighted unmanaged index of common stocks of the 500 largest capitalized U.S. companies.

The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the S&P 500 Index®. However, the Fund’s Sub-Adviser, Deutsche Asset Management, Inc., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 16). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes.

The Principal Risks of investing in the Fund are Market Risk, Tracking Error Risk, Credit Risk, Growth Company Risk, Leveraging Risk, Derivative Risk, Non-Diversification Risk and Foreign Investment Risk.

These Risks are described beginning on page 6.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Class I Shares

During the periods shown above, the highest quarterly return was 21.29% for the quarter ended December 31, 1998 and the lowest was -14.73% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2001)

The table shows the risks of investing in the Fund because the Fund’s returns may deviate from the broad market over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/97)
Class I	-12.32%	8.93%
Class II†	-12.18%	9.23%
Class III†	-12.30%	9.31%
S&P 500® Index_	-11.88%	9.51%

† Class II and III shares commenced operations May 1, 2000. Performance for Class II and Class III shares of the Fund is based on Class I shares adjusted to reflect Class II and Class III expenses.
_ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of the larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

	Class I	Class II	Class III
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.10%	.10%	.10%
Other Expenses	.35%	.24%*	.10%*
Total Annual Fund
Operating Expenses (1)	.45%	.34%	.20%
Expense Reimbursement	—	(.08%)	(.05%)
Net Fund Expenses (1) (2)	.45%	.26%	.15%

*
Effective February 28, 2002, for Class II, MassMutual has agreed, through April 30, 2004, to bear the expenses (other than interest, taxes, brokerage commissions and extraordinary expenses) to the extent that total operating expenses, as a percentage of average daily net assets, exceed .26%. For Class III, MassMutual has agreed to bear the expenses (other than the management and administrative fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .05% of the average daily net asset values through April 30, 2003. Such agreements cannot be terminated unilaterally by MassMutual. In addition, MassMutual has agreed to waive certain administrative and shareholder service fees payable by the Fund on account of Class III shares.

(1)
For Classes I and III, the expenses in the above table are based on expenses for the fiscal year ended December 31, 2001. For Class II, the expenses in the above table have been restated to reflect current fees.

(2)	The expenses in the above table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life or variable annuity contract.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$46	$145	$248	$559
Class II	$30	$104	$183	$421
Class III	$15	$ 59	$105	$245

Summary Of Principal Risks

The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values, but those factors that may have an important or significant affect on the Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. The Fund could be subject to additional Principal Risks because the types of investments made by the Fund can change over time. Although the Fund strives to reach its stated goals, it cannot offer guaranteed results. You could make money in the Fund, but you also have the potential to lose money.

•
Market Risk.  The Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. In the case of stocks and other equity securities, market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the securities’ issuer, changing interest rates and real or perceived economic and competitive industry conditions.

          The Fund maintains substantial exposure to equities and does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. Market risk also includes more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•
Credit Risk.  The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

•
 Tracking Error Risk.  There are several reasons that the Fund’s performance may not track the Index exactly. Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading stocks. The composition of the Index and the stocks held by the Fund may occasionally diverge. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” Index.

•
Derivative Risk.  The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Fund will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, the Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the Fund, its investments and the related risks.

•
Non-Diversification Risk.   Diversification is a way for a fund to reduce its risk. It means that the fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of each single stock will have a greater impact on the fund’s net asset value. In addition, the fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the fund’s performance. The Fund is considered a non-diversified Fund. The Fund attempts to satisfy its investment objective of replicating a particular index by purchasing the securities in the index without regard to how much of each security the Fund buys.

•
Foreign Investment Risk.  Funds investing in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign securities issuers are not usually subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, can also adversely affect securities of other countries whose economies appear to be unrelated.

          Because the Standard & Poor’s 500® Index includes the stocks of some foreign issuers, the Fund may also invest in these foreign securities, subjecting the Fund to foreign investment risk.

          The Fund may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•
Growth Company Risk.  Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets (e.g. as represented by the S&P 500® Index) because of changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in price declines.

•
Leveraging Risk.  When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

Principal Risks

The following chart summarizes the Principal Risks of the Fund. Risks not marked for the Fund may, however, still apply to some extent to the Fund at various times, and the Fund may have risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diver- sification Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

MML Equity Index Fund	X	X		X			X	X	X				X	X

About the Investment Adviser and Sub-Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”) is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets in excess of $78.9 billion and assets under management in excess of $233 billion.

In 2001, the Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: Classes I, II and III, ..10%.

Deutsche Asset Management, Inc. (“DAMI”) manages the investments of the Fund. As of December 31, 2001, DAMI had assets under management in excess of $96.1 billion. DAMI is an indirect wholly-owned subsidiary of Deutsche Bank AG.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change Sub-Advisers or hire new Sub-Advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a Sub-Adviser in a quick, efficient and cost effective fashion when its performance is inadequate or the Sub-Adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.
About the Shares — Multiple Class Information for MML Equity Index Fund

The Fund has three classes of shares: Class I, Class II and Class III. Class I is a redesignation of the shares of the Fund existing prior to May 1, 2000. From and after May 1, 2000, Class I shares are available only in connection with variable annuity contracts issued by MassMutual or its life insurance affiliates. Class II shares are available only in connection with certain variable life insurance policies issued by MassMutual or its life insurance affiliates. Class III shares are available only in connection with certain privately offered variable life insurance policies. Separate investment accounts which owned shares of the Fund prior to May 1, 2000 have the right to exchange their shares, if appropriate, for Class II shares.

The different Classes have different fees and expenses resulting from their separate arrangements for administrative, shareholder and distribution services but that are not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact your registered representative.

Except as described below, all Classes of shares of the Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 plan, if any, will bear the expense of the payments that would be made pursuant to that 12b-1 plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 plan (Presently, there are no 12b-1 plans); and (e) each Class will have different exchange privileges.

Each Class of the Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices.
Investing In The Fund

Buying and Redeeming Shares

MML Series Investment Fund (the “Trust”) provides an investment vehicle for the separate investment accounts of variable life and variable annuity contracts offered by companies such as MassMutual. Shares of the Fund are not offered to the general public.

The shares of the Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Fund generally determines its NAV at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is accepted by the Fund. The Fund will suspend selling its shares during any period when the determination of NAV is suspended.

Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund’s shares may change on days when you will not be able to buy or sell shares.

The Fund redeems its shares at their next NAV computed after the Fund’s transfer agent receives your redemption request. You will usually receive payment for your shares within seven days after the transfer agent receives your written redemption request. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Fund determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Determining Net Asset Value

The Fund generally values portfolio securities based on market value. For example, long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Fund’s Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.
Taxation and Distributions

The declaration and distribution policies specific to the Fund are outlined below.

Distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Generally, owners of variable life and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 /2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. Please refer to the prospectuses of the separate accounts with interests in the Fund for a discussion of the tax consequences of variable annuity and variable life contracts.
Investment Performance

From time to time, the Fund may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of the Fund.

Yields and total returns shown for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

The Fund may also quote yield. The yield for the Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by the Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

For more information about the investment performance of the Fund, see the Statement of Additional Information.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available on request.

MML Equity Index Fund

	Class I
	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99	Year ended 12/31/98	Period ended 12/31/97†
Net asset value, beginning of period	$ 16.27	$ 18.13	$ 15.26	$ 12.08	$ 10.00

Income (loss) from investment operations:
Net investment income	0.14 ***	0.16 ***	0.09	0.13	0.09
Net realized and unrealized gain (loss) on investments	(2.14)	(1.88)	3.01	3.28	2.10

Total income (loss) from investment operations	(2.00)	(1.72)	3.10	3.41	2.19

Less distributions to shareholders:
From net investment income	(0.07)	(0.14)	(0.09)	(0.13)	(0.09)
From net realized gains	(0.06)	—	(0.14)	(0.10)	(0.02)

Total distributions	(0.13)	(0.14)	(0.23)	(0.23)	(0.11)

Net asset value, end of period	$ 14.14	$ 16.27	$ 18.13	$ 15.26	$ 12.08

Total Return@	(12.32% )	(9.53% )	20.32%	28.22%	21.39%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$81,535	$82,798	$ 95,049	$36,069	$24,202
Ratio of expenses to average daily net assets:
Before expense waiver	0.45%	0.45%	0.50%	0.60%	0.43%	*
After expense waiver#	0.45%	0.45%	N/A	0.50%	N/A
Net investment income to average daily net assets	0.92%	0.89%	0.92%	0.91%	0.80%	*
Portfolio turnover rate	5%	3%	3%	5%	2%	**

	Class II		Class III
	Year ended 12/31/01	Period ended 12/31/00††	Year ended 12/31/01	Period ended 12/31/00††
Net asset value, beginning of period	$ 16.26	$ 17.96	$ 16.27	$ 17.96

Income (loss) from investment operations:
Net investment income	0.16 ***	0.13 ***	0.19 ***	0.15 ***
Net realized and unrealized loss on investments	(2.14)	(1.68)	(2.19)	(1.67)

Total loss from investment operations	(1.98)	(1.55)	(2.00)	(1.52)

Less distributions to shareholders:
From net investment income	(0.09)	(0.15)	(0.11)	(0.17)
From net realized gains	(0.06)	—	(0.06)	—

Total distributions	(0.15)	(0.15)	(0.17)	(0.17)

Net asset value, end of period	$ 14.13	$ 16.26	$ 14.10	$ 16.27

Total Return@	(12.18% )	(8.63% )**	(12.30% )	(8.50% )**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$74,636	$56,998	$154,588	$34,111
Ratio of expenses to average daily net assets:
Before expense waiver	0.34%	0.34% *	0.20%	0.20% *
After expense waiver##	0.29%	0.29% *	0.15%	0.15% *
Net investment income to average daily net assets	1.08%	1.10% *	1.32%	1.25% *
Portfolio turnover rate	5%	3% **	5%	3%

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from May 1, 1997 (commencement of operations) through December 31, 1997.
††	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
@
Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 1998 and the years ended December 31, 2000 and 2001.
##	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000 and the year ended December 31, 2001.

ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS

The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Derivatives Transactions

The Fund is authorized to engage in transactions involving derivatives, as more fully described in the Statement of Additional Information.

The Fund may use derivatives to attempt to:

•
protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in relevant markets (for example, in the debt securities markets generally due to increasing interest rates);

•	facilitate selling securities for investment reasons;

•	protect the Fund’s unrealized gains or limit unrealized losses in the value of its securities;

•	establish a position in the relevant securities markets as a temporary substitute for purchasing or selling particular securities;

•	manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio; or

•	manage its exposure to changing security prices.

The Fund typically will not use derivatives for speculative purposes.

The Fund may buy or sell stock index futures and other similar instruments, as more fully discussed in the Statement of Additional Information. The Fund may purchase stock index futures in anticipation of taking a market position when, in the opinion of the Fund’s Sub-Adviser, available cash balances do not permit an economically efficient trade in the cash market. The Fund also may sell stock index futures to terminate existing positions it may have as a result of its purchases of stock index futures.

Although the Fund will not be a commodity pool, the use of certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in stock index futures contracts for hedging purposes without limit. However, the Fund may not invest in such contracts for other purposes if the sum of the amount of initial margin deposits, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund’s assets, after taking into account unrealized gains and unrealized losses on such contracts.

Forward Contracts or “When Issued” Securities

The Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price.

There can be no assurance that the use of forward contracts or other derivatives by the Fund will assist it in achieving its investment objective. Risks inherent in the use of derivatives include:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	imperfect correlation between the prices of forward contracts and the prices of the securities being hedged;

•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and

•
the fact that forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This is in addition to the risk of decline of the Fund’s other assets.

The Fund will not enter into a forward contract if, as a result, more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts.

Options and Futures Contracts

The Fund may enter into stock index futures contracts. The Fund may also enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect the Fund’s current or intended investments from the effects of changes in exchange rates or market declines. The Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Fund’s Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

The Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by the Fund for hedging purposes, there are risks. For example, the Fund’s Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these hedging transactions are unsuccessful, the Fund may experience losses. When the Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Portfolio Management

The Fund’s Sub-Adviser may use trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. The Sub-Adviser, on behalf of the Fund, will engage in trading when it believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential.

Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from these trends. Such trading places an added burden on the Sub-Adviser’s ability to obtain relevant information, evaluate it properly and take advantage of its evaluations by completing transactions on a favorable basis. If the Sub-Adviser’s evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when the Sub-Adviser believes the result of trading, net of transaction costs, will benefit the Fund. Portfolio turnover considerations will not limit the Sub-Adviser in managing the Fund, and portfolio turnover can generate higher costs, which can adversely affect the Fund’s performance.

Indexing v. Active Management

Active management involves a fund’s Sub-Adviser buying and selling securities based on research and analysis. Unlike most funds that are actively managed, the Fund is an “index” fund—it tries to match, as closely as possible, the performance of a target index by generally holding either all, or a representative sample of, the securities in the index. Indexing provides simplicity because it is a straightforward market-matching strategy. Index funds generally provide diversification by investing in a wide variety of companies and industries (although “index” funds are technically non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”)—see Non-Diversification Risk on page 7). An index fund’s performance generally is predictable in the sense that the fund’s value is expected to move in the same direction, up or down, as the target index. Index funds also tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research; index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and index funds generally realize lower capital gains.

Optimization.  To attempt to match the risk and return characteristics of the S&P 500 Index® as closely as possible, Deutsche Asset Management, Inc., the Fund’s Sub-Adviser, generally invests in a statistically selected sample of the securities found in the S&P 500 Index® using a process known as “optimization”. The Fund may not hold every one of the stocks in the Index. The Fund utilizes “optimization”, a statistical sampling technique, in an effort to run an efficient and effective strategy. Optimization entails that the Fund first buy the stocks that make up the larger portions of the Index’s value in roughly the same proportion as the Index. Second, smaller stocks are analyzed and selected. In selecting smaller stocks, the Sub-Adviser tries to match the industry and risk characteristics of all of the smaller companies in the Index without buying all of those stocks. This approach attempts to maximize the Fund’s liquidity and returns while minimizing its costs.

Restricted And Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid and restricted securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided such securities are determined to be liquid by MassMutual or the Sub-Adviser, pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to borrowers deemed by MassMutual and the Fund’s Sub-Adviser to be of good standing.

Cash Positions

The Fund may hold cash or cash equivalents to provide for liquidity (e.g., expenses and anticipated redemption payments) so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. To provide liquidity or for temporary defensive purposes, the Fund may invest any portion of its assets in investment grade debt securities. Taking this type of temporary defensive position may affect the Fund’s ability to achieve its investment objective.

Money Market Instruments

The Fund may invest in money market instruments when it has cash reserves. These investments consist of U.S. government securities, time deposits, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. The Statement of Additional Information describes these instruments more fully.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers. These include the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage-backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities. When prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized when the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Industry Concentration

As a general rule, the Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exception:

•	There is no limitation for U.S. Government securities.

Issuer Diversification

The Fund is classified as non-diversified, which means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company generally is required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. Government securities.
MML SERIES INVESTMENT FUND
1295 State Street
Springfield, Massachusetts 01111-0001

Learning More About the Fund

You can learn more about the Fund by reading the Fund’s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MML Series Shareholder Services, MIP N312.

From the SEC:  You may review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov. When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Fund.

•	MML OTC 100 Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the 100 largest publicly traded over-the-counter common stocks.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

May 1, 2002

Summary Information

MML Series Investment Fund provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe the OTC 100 Fund’s:

•	Investment objective.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Investment return since inception.

•	Average annual total returns for the last one-year period and since inception and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that the Fund’s investment objective will be achieved, and you can lose money by investing in the Fund.

Important Notes about performance information for the Fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. The fee table shown on page 5 under “Expense Information” is meant to assist you in understanding these fees and expenses. The fee table shows a category of expenses called Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Fund. These costs are deducted from the Fund’s assets, which means you pay them indirectly.

MML OTC 100 Fund

Investment Objective

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the 100 largest publicly traded over-the-counter common stocks.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its assets in the securities of companies included in the NASDAQ 100 Index®, which is generally recognized as representative of the over-the-counter market. The NASDAQ 100 Index® is a modified capitalization-weighted index composed of the 100 largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System (“NASDAQ”). The NASDAQ 100 Index® does not incur expenses and cannot be purchased directly by investors.

The Fund generally purchases securities in proportions that match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares contributes to the NASDAQ 100 Index®. However, the Fund’s Sub-Adviser, Deutsche Asset Management, Inc., uses a process known as “optimization”, which is a statistical sampling technique. (See discussion of “Optimization” on page 15). Therefore, the Fund may not hold every stock in the Index. The Sub-Adviser believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments whose performance is expected to correspond to the Index. The Fund may also use derivatives such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” The Sub-Adviser believes that these investments help the Fund approach the returns of a fully invested portfolio, while keeping cash on hand for liquidity purposes.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Leveraging Risk, Smaller Company Risk, Growth Company Risk and Tracking Error Risk.

These Risks are described beginning on page 6.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

During the period shown above, the highest quarterly return was 34.88% for the quarter ended December 31, 2001 and the lowest was -36.36% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2001)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/00)
MML OTC 100 Fund	-33.11%	-41.40%
NASDAQ 100 Index® ∧	-32.55%	-40.69%

∧ NASDAQ 100 Index® is a registered service mark of The Nasdaq Stock Market, Inc. (“Nasdaq”). The NASDAQ 100 Index® is composed and calculated by Nasdaq without regard to the Fund. Nasdaq makes no warranty, express or implied, regarding, and bears no liability with respect to, the NASDAQ 100 Index® or its use or any data included therein.

Expense Information

	MML OTC 100 Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.45%
Other Expenses	.26%
Total Annual Fund
Operating Expenses (1)	.71%
Expense Reimbursement	(.15%	)*
Net Fund Expenses (1)(2)	.56%

*
MassMutual has agreed to bear the expenses (other than the management fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of the average daily net asset values through April 30, 2003. Such agreement cannot be terminated unilaterally by MassMutual.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2001.

(2)	The expenses in the above table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life or variable annuity contract.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MML OTC 100 Fund	$ 57	$ 212	$ 375	$ 857
Summary Of Principal Risks

The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values, but those factors that may have an important or significant affect on the Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. The Fund could be subject to additional Principal Risks because the types of investments made by the Fund can change over time. Although the Fund strives to reach its stated goals, it cannot offer guaranteed results. You could make money in the Fund, but you also have the potential to lose money.

•
Market Risk.  The Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. In the case of stocks and other equity securities, market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the securities’ issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Fund maintains substantial exposure to equities and does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. Market risk also includes more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•
Credit Risk.  The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

•
Tracking Error Risk.  There are several reasons that the Fund’s performance may not track the Index exactly. Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading stocks. The composition of the Index and the stocks held by the Fund may occasionally diverge. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” Index.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price. Investments in derivatives, foreign securities, private placements and securities with small market capitalization and substantial market and/or credit risk tend to have greater liquidity risk. Accordingly, the Fund may be subject to liquidity risk.

•
Derivative Risk.  The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Fund will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, the Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•
Non-Diversification Risk.   Diversification is a way for a fund to reduce its risk. It means that the fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of each single stock will have a greater impact on the fund’s net asset value. In addition, the fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the fund’s performance. The Fund is considered a non-diversified Fund. The Fund attempts to satisfy its investment objective of replicating a particular index by purchasing the securities in the index without regard to how much of each security the Fund buys.

•
Smaller Company Risk.  Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees.

•
Growth Company Risk.  Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity market (e.g. as represented by the S&P 500® Index) because of changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in price declines.

•
Leveraging Risk.  When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

Principal Risks

The following chart summarizes the Principal Risks of the Fund. Risks not marked for the Fund may, however, still apply to some extent to the Fund at various times, and the Fund may have risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non Diver- sification Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

MML OTC 100 Fund	X	X		X		X	X	X				X	X	X
About the Investment Adviser and Sub-Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”) is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets in excess of $78.9 billion and assets under management in excess of $233 billion.

In 2001, the Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: .45%

Deutsche Asset Management, Inc. (“DAMI”) manages the investments of the Fund. As of December 31, 2001, DAMI had assets under management in excess of $96.1 billion. DAMI is an indirect wholly-owned subsidiary of Deutsche Bank AG.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change Sub-Advisers or hire new Sub-Advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a Sub-Adviser in a quick, efficient and cost effective fashion when its performance is inadequate or the Sub-Adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

Investing In The Fund

Buying and Redeeming Shares

MML Series Investment Fund (the “Trust”) provides an investment vehicle for the separate investment accounts of variable life and variable annuity contracts offered by companies such as MassMutual. Shares of the Fund are not offered to the general public.

The shares of the Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Fund generally determines its NAV at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is accepted by the Fund. The Fund will suspend selling its shares during any period when the determination of NAV is suspended.

Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund’s shares may change on days when you will not be able to buy or sell shares.

The Fund redeems its shares at their next NAV computed after the Fund’s transfer agent receives your redemption request. You will usually receive payment for your shares within seven days after the transfer agent receives your written redemption request. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Fund determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Determining Net Asset Value

The Fund generally values portfolio securities based on market value. For example, long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Fund’s Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.
Taxation and Distributions

The declaration and distribution policies specific to the Fund are outlined below.

Distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Generally, owners of variable life and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 /2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. Please refer to the prospectuses of the separate accounts with interests in the Fund for a discussion of the tax consequences of variable annuity and variable life contracts.

Investment Performance

From time to time, the Fund may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of the Fund.

Yields and total returns shown for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

The Fund may also quote yield. The yield for the Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by the Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

For more information about the investment performance of the Fund, see the Statement of Additional Information.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available on request.

MML OTC 100 Fund

	Year ended 12/31/01		Period ended 12/31/00†
Net asset value, beginning of period	$ 6.07		$ 10.00

Income (loss) from investment operations:
Net investment loss	(0.02	)***	(0.02	)***
Net realized and unrealized loss on investments	(1.99)		(3.87)

Total loss from investment operations	(2.01)		(3.89)

Less distributions to shareholders:
From net realized gains	(0.00	)##	(0.04)

Net asset value, end of period	$ 4.06		$ 6.07

Total Return @	(33.11)%		(38.90)%	**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,749		$ 8,032
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%		0.88%	*
After expense waiver#	0.56%		0.56%	*
Net investment loss to average daily net assets	(0.40)%		(0.36)%	*
Portfolio turnover rate	67%		51%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
@
Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000 and the year ended December 31, 2001.
##	Distributions from net realized gains is less than $0.01 per share.
ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS

The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Derivatives Transactions

The Fund is authorized to engage in transactions involving derivatives, as more fully described in the Statement of Additional Information.

The Fund may use derivatives to attempt to:

•
protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in relevant markets (for example, in the debt securities markets generally due to increasing interest rates);

•	facilitate selling securities for investment reasons;

•	protect the Fund’s unrealized gains or limit unrealized losses in the value of its securities;

•	establish a position in the relevant securities markets as a temporary substitute for purchasing or selling particular securities;

•	manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio; or

•	manage its exposure to changing security prices.

The Fund typically will not use derivatives for speculative purposes.

The Fund may buy or sell stock index futures and other similar instruments, as more fully discussed in the Statement of Additional Information. The Fund may purchase stock index futures in anticipation of taking a market position when, in the opinion of the Fund’s Sub-Adviser, available cash balances do not permit an economically efficient trade in the cash market. The Fund also may sell stock index futures to terminate existing positions it may have as a result of its purchases of stock index futures.

Although the Fund will not be a commodity pool, the use of certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in stock index futures contracts for hedging purposes without limit. However, the Fund may not invest in such contracts for other purposes if the sum of the amount of initial margin deposits, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund’s assets, after taking into account unrealized gains and unrealized losses on such contracts.

Forward Contracts or “When Issued” Securities

The Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price.

There can be no assurance that the use of forward contracts or other derivatives by the Fund will assist it in achieving its investment objective. Risks inherent in the use of derivatives include:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	imperfect correlation between the prices of forward contracts and the prices of the securities being hedged;

•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and

•
the fact that forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This is in addition to the risk of decline of the Fund’s other assets.

The Fund will not enter into a forward contract if, as a result, more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts.

Options and Futures Contracts

The Fund may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase the Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Fund may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Fund may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Fund may also enter into stock index futures contracts. The Fund may also enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect the Fund’s current or intended investments from the effects of changes in exchange rates or market declines. The Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Fund’s Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

The Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by the Fund for hedging purposes, there are risks. For example, the Fund’s Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these hedging transactions are unsuccessful, the Fund may experience losses. When the Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Portfolio Management

The Fund’s Sub-Adviser may use trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. The Sub-Adviser, on behalf of the Fund, will engage in trading when it believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential.

Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from these trends. Such trading places an added burden on the Sub-Adviser’s ability to obtain relevant information, evaluate it properly and take advantage of its evaluations by completing transactions on a favorable basis. If the Sub-Adviser’s evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when the Sub-Adviser believes the result of trading, net of transaction costs, will benefit the Fund. Portfolio turnover considerations will not limit the Sub-Adviser in managing the Fund, and portfolio turnover can generate higher costs, which can adversely affect the Fund’s performance.

Indexing v. Active Management

Active management involves a fund’s Sub-Adviser buying and selling securities based on research and analysis. Unlike most funds that are actively managed, the Fund is an “index” fund — it tries to match, as closely as possible, the performance of a target index by generally holding either all, or a representative sample of, the securities in the index. Indexing provides simplicity because it is a straightforward market-matching strategy. Index funds generally provide diversification by investing in a wide variety of companies and industries (although “index” funds are technically non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”) — see Non-Diversification Risk on page 7). An index fund’s performance generally is predictable in the sense that the fund’s value is expected to move in the same direction, up or down, as the target index. Index funds also tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research; index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and index funds generally realize lower capital gains.

Optimization.  To attempt to match the risk and return characteristics of the NASDAQ 100 Index® as closely as possible, Deutsche Asset Management, Inc., the Fund’s Sub-Adviser, generally invests in a statistically selected sample of the securities found in the NASDAQ 100 Index® using a process known as “optimization”. The Fund may not hold every one of the stocks in the Index. The Fund utilizes “optimization”, a statistical sampling technique, in an effort to run an efficient and effective strategy. This will be most pronounced when the Fund does not have enough assets to be fully invested in all securities in the NASDAQ 100 Index®. Optimization entails that the Fund first buy the stocks that make up the larger portions of the Index’s value in roughly the same proportion as the Index. Second, smaller stocks are analyzed and selected. In selecting smaller stocks, the Sub-Adviser tries to match the industry and risk characteristics of all of the smaller companies in the Index without buying all of those stocks. This approach attempts to maximize the Fund’s liquidity and returns while minimizing its costs.

Restricted And Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid and restricted securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided such securities are determined to be liquid by MassMutual or the Sub-Adviser, pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to borrowers deemed by MassMutual and the Fund’s Sub-Adviser to be of good standing.

Cash Positions

The Fund may hold cash or cash equivalents to provide for liquidity (e.g., expenses and anticipated redemption payments) so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. To provide liquidity or for temporary defensive purposes, the Fund may invest any portion of its assets in investment grade debt securities. Taking this type of temporary defensive position may affect the Fund’s ability to achieve its investment objective.

Money Market Instruments

The Fund may invest in money market instruments when it has cash reserves. These investments consist of U.S. government securities, time deposits, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. The Statement of Additional Information describes these instruments more fully.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers. These include the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage-backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities. When prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized when the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Industry Concentration

As a general rule, the Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exception:

•	There is no limitation for U.S. Government securities.

Issuer Diversification

The Fund is classified as non-diversified, which means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company generally is required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. Government securities.
MML SERIES INVESTMENT FUND
1295 State Street
Springfield, Massachusetts 01111-0001

Learning More About the Fund

You can learn more about the Fund by reading the Fund’s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MML Series Shareholder Services, MIP N312.

From the SEC:  You may review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov. When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Fund.

•	MML Large Cap Value Fund
seeks both capital growth and income.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

May 1, 2002

Summary Information

MML Series Investment Fund provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe the Large Cap Value Fund’s:

•	Investment objective.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Investment return since inception.

•	Average annual total returns for the last one-year period and since inception and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that the Fund’s investment objective will be achieved, and you can lose money by investing in the Fund.

Important Notes about performance information for the Fund.

The performance of the Sub-Adviser is provided based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for the Sub-Adviser reflect the Sub-Adviser’s composite performance, adjusted for the expenses of the Fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. The fee table shown on page 5 under “Expense Information” is meant to assist you in understanding these fees and expenses. The fee table shows a category of expenses called Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Fund. These costs are deducted from the Fund’s assets, which means you pay them indirectly.

MML Large Cap Value Fund

Investment Objective

This Fund seeks both capital growth and income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by selecting high quality, large capitalization companies primarily in the S&P 500 Index®. The Sub-Adviser to the Fund, Davis Selected Advisers, L.P. (“Davis”), will normally invest at least 80% of the Fund’s assets in common stock of U.S. companies with market capitalizations of at least $5 billion. The Fund’s investment strategy is to select these companies for the long-term.

The Fund may also invest to a limited extent in foreign securities and use derivatives as a hedge against currency risks.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 6.
Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

During the period shown above, the highest quarterly return was 10.04% for the quarter ended December 31, 2001 and the lowest was -13.28% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2001)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/00)
MML Large Cap Value Fund	-11.16%	-7.41%
S&P 500® Index_	-11.88%	-12.04%

_The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of the larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

MML Large Cap Value Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Other Expenses	.07%*
Total Annual Fund Operating Expenses (1) (2)	.87%

*
MassMutual has agreed to bear the expenses (other than the management fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of the average daily net asset values through April 30, 2003. Such agreement cannot be terminated unilaterally by MassMutual.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2001.

(2)	The expenses in the above table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life or variable annuity contract.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MML Large Cap Value Fund	$89	$279	$478	$1,063
Davis Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Davis for accounts with investment objectives similar to that of the Fund. The returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

During the periods shown above, the highest quarterly return was 21.42% for the quarter ended December 31, 1998 and the lowest was -14.51% for the quarter ended September 30, 1998.

Davis Average Annual Total Returns
for Similar Accounts*

(for the periods ended December 31, 2001)

The table compares Davis’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods. The Davis composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
Davis Accounts	-11.51%	12.15%	14.82%
S&P 500® Index_	-11.88%	10.70%	12.93%

* Performance shown is a composite of all portfolios managed by Davis with substantially similar investment objectives, policies, investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund. Davis’ composite includes performance of Selected American Shares and Davis New York Venture Fund, which are registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MML Large Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus.

_ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of the larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Summary Of Principal Risks

The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values, but those factors that may have an important or significant affect on the Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. The Fund could be subject to additional Principal Risks because the types of investments made by the Fund can change over time. Although the Fund strives to reach its stated goals, it cannot offer guaranteed results. You could make money in the Fund, but you also have the potential to lose money.

•
Market Risk.  The Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. In the case of stocks and other equity securities, market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the securities’ issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Fund maintains substantial exposure to equities and does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. Market risk also includes more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•
Credit Risk.  The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

•
Management Risk.  The Fund is subject to management risk because the Fund is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, that is, by buying and selling securities based upon economic, financial and market analysis and investment judgment. The Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee they will produce the desired result.

•
Derivative Risk.  The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Fund will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the Fund, its investments and the related risks.

changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, the Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•
 Foreign Investment Risk.  Funds investing in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign securities issuers are not usually subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, can also adversely affect securities of other countries whose economies appear to be unrelated.

The Fund is subject to foreign investment risk.

The Fund may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•
 Currency Risk.  The Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns a U.S. investor would receive on foreign investments. The Fund may, but will not necessarily, engage in foreign currency transactions in order to protect the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in value. There is a risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. The Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•
Leveraging Risk.  When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

Principal Risks

The following chart summarizes the Principal Risks of the Fund. Risks not marked for the Fund may, however, still apply to some extent to the Fund at various times, and the Fund may have risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

MML Large Cap Value Fund	X	X	X				X		X		X			X

About the Investment Adviser and Sub-Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”) is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets in excess of $78.9 billion and assets under management in excess of $233 billion.

In 2001, the Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: .80%

Davis Selected Advisers, L.P. (“Davis”) manages the investments of the Fund. As of December 31, 2001, Davis had over $40 billion in assets under management, of which approximately $32 billion was in similarly managed registered investment companies.

Christopher C. Davis

is a portfolio manager of the Fund. Mr. Davis serves as portfolio manager for a number of equity funds managed by Davis. Mr. Davis has served as a portfolio manager since 1995. Previously, Mr. Davis served as a research analyst at Davis beginning in 1989.

Kenneth C. Feinberg

is a portfolio manager of the Fund. Mr. Feinberg serves as portfolio manager for a number of equity funds managed by Davis. Mr. Feinberg has served as a portfolio manager since 1998. Previously, Mr. Feinberg served as a research analyst at Davis, beginning in 1994.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change Sub-Advisers or hire new Sub-Advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a Sub-Adviser in a quick, efficient and cost effective fashion when its performance is inadequate or the Sub-Adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

Investing In The Fund

Buying and Redeeming Shares

MML Series Investment Fund (the “Trust”) provides an investment vehicle for the separate investment accounts of variable life and variable annuity contracts offered by companies such as MassMutual. Shares of the Fund are not offered to the general public.

The shares of the Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Fund generally determines its NAV at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is accepted by the Fund. The Fund will suspend selling its shares during any period when the determination of NAV is suspended.

Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund’s shares may change on days when you will not be able to buy or sell shares.

The Fund redeems its shares at their next NAV computed after the Fund’s transfer agent receives your redemption request. You will usually receive payment for your shares within seven days after the transfer agent receives your written redemption request. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Fund determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Determining Net Asset Value

The Fund generally values portfolio securities based on market value. For example, long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Fund’s Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.

Taxation and Distributions

The declaration and distribution policies specific to the Fund are outlined below.

Distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Generally, owners of variable life and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 /2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. Please refer to the prospectuses of the separate accounts with interests in the Fund for a discussion of the tax consequences of variable annuity and variable life contracts.

Investment Performance

From time to time, the Fund may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of the Fund.

Yields and total returns shown for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

The Fund may also quote yield. The yield for the Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by the Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

For more information about the investment performance of the Fund, see the Statement of Additional Information.

Sub-Adviser Performance

Davis. Performance data shown for Davis is based on a composite of all substantially similar portfolios managed by Davis, the Sub-Adviser for the Fund, adjusted to reflect the fees and expenses of the Fund. Some of these portfolios are mutual funds registered with the SEC, including Davis New York Venture Fund and Selected American Shares, and some are private accounts. The Davis composite also includes the returns for the Fund from the Fund’s inception date of May 1, 2000 through December 31, 2001. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

The private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Fund, as a registered mutual fund, will be subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for the Sub-Adviser’s portfolios is provided solely to illustrate the Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the Fund. Such performance is not indicative of future rates of return. Prior performance of the Sub-Adviser is no indication of future performance of the Fund.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available on request.

MML Large Cap Value Fund

	Year ended 12/31/01	Period ended 12/31/00†

Net asset value, beginning of period	$ 9.86	$ 10.00

Income (loss) from investment operations:
Net investment income	0.03	0.05	***
Net realized and unrealized loss on investments	(1.13)	(0.15)

Total loss from investment operations	(1.10)	(0.10)

Less distributions to shareholders:
From net investment income	(0.03)	(0.04)

Net asset value, end of period	$ 8.73	$ 9.86

Total Return@	(11.16% )	(1.05%	)**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$ 36,171	$ 18,052
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%	1.07%	*
After expense waiver#	0.87%	0.91%	*
Net investment income to average daily net assets	0.48%	0.78%	*
Portfolio turnover rate	19%	14%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
@
Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000 and the year ended December 31, 2001.
ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS
The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Derivatives Transactions

The Fund is authorized to engage in transactions involving derivatives, as more fully described in the Statement of Additional Information.

The Fund may use derivatives to attempt to:

•
protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in relevant markets (for example, in the debt securities markets generally due to increasing interest rates);

•	facilitate selling securities for investment reasons;

•	protect the Fund’s unrealized gains or limit unrealized losses in the value of its securities;

•	establish a position in the relevant securities markets as a temporary substitute for purchasing or selling particular securities;

•	manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio; or

•	manage its exposure to changing security prices.

MassMutual and Davis do not presently intend to enter into derivatives transactions with regard to the Fund. The Fund typically will not use derivatives for speculative purposes.

Forward Contracts or “When Issued” Securities

The Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price.

There can be no assurance that the use of forward contracts or other derivatives by the Fund will assist it in achieving its investment objectives. Risks inherent in the use of derivatives include:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	imperfect correlation between the prices of forward contracts and the prices of the securities being hedged;

•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and

•
the fact that forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This is in addition to the risk of decline of the Fund’s other assets.

The Fund will not enter into a forward contract if, as a result, more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts.

Options and Futures Contracts

The Fund may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase the Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Fund may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Fund may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Fund may also enter into stock index futures contracts. The Fund may also enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect the Fund’s current or intended investments from the effects of changes in exchange rates or market declines. The Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Fund’s Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

The Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by the Fund for hedging purposes, there are risks. For example, the Fund’s Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these hedging transactions are unsuccessful, the Fund may experience losses. When the Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Portfolio Management

The Fund’s Sub-Adviser may use trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. The Sub-Adviser, on behalf of the Fund, will engage in trading when it believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential.

Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from these trends. Such trading places an added burden on the Sub-Adviser’s ability to obtain relevant information, evaluate it properly and take advantage of its evaluations by completing transactions on a favorable basis. If the Sub-Adviser’s evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when the Sub-Adviser believes the result of trading, net of transaction costs, will benefit the Fund. Portfolio turnover considerations will not limit the Sub-Adviser in managing the Fund, and portfolio turnover can generate higher costs, which can adversely affect the Fund’s performance.

Restricted And Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid and restricted securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided such securities are determined to be liquid by MassMutual or the Sub-Adviser, pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to borrowers deemed by MassMutual and the Fund’s Sub-Adviser to be of good standing.

Cash Positions

The Fund may hold cash or cash equivalents to provide for liquidity (e.g., expenses and anticipated redemption payments) so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. To provide liquidity or for temporary defensive purposes, the Fund may invest any portion of its assets in investment grade debt securities. Taking this type of temporary defensive position may affect the Fund’s ability to achieve its investment objective.

Money Market Instruments

The Fund may invest in money market instruments when it has cash reserves. These investments consist of U.S. government securities, time deposits, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. The Statement of Additional Information describes these instruments more fully.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers. These include the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage-backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities. When prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized when the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Industry Concentration

As a general rule, the Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exception:

•	There is no limitation for U.S. Government securities.
MML SERIES INVESTMENT FUND
1295 State Street
Springfield, Massachusetts 01111-0001
Learning More About the Fund

You can learn more about the Fund by reading the Fund’s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund: You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MML Series Shareholder Services, MIP N312.

From the SEC:  You may review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov. When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Fund.

•	MML Small Cap Growth Equity Fund seeks growth of capital over time by investing primarily in equity securities of smaller and medium-size companies with long-term growth potential.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

May 1, 2002

Summary Information

MML Series Investment Fund provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe the Small Cap Growth Equity Fund’s:

•	Investment objective.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Investment return since inception.

•	Average annual total returns for the last one-year period and since inception and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that the Fund’s investment objective will be achieved, and you can lose money by investing in the Fund.

Important Notes about performance information for the Fund.

The performance of the Sub-Advisers is provided based on a composite of portfolios managed by each Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for the Sub-Advisers reflect each Sub-Adviser’s composite performance, adjusted for the expenses of the Fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. The fee table shown on page 5 under “Expense Information” is meant to assist you in understanding these fees and expenses. The fee table shows a category of expenses called Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Fund. These costs are deducted from the Fund’s assets, which means you pay them indirectly.
MML Small Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by keeping its assets invested in common stocks and securities which are convertible into stock, as market conditions warrant. The Fund may maintain cash reserves for liquidity and defensive purposes. The Fund will generally buy securities of companies whose market capitalizations at the time of purchase are included in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2002, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $.34 million and $2.8 billion. Normally, at least 80% of the Fund’s investments will be in small cap companies. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. MassMutual has retained two Sub-Advisers to manage the Fund, each being responsible to manage a portion of the assets of the Fund. Each Sub-Adviser will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index. The Fund is not required to invest in dividend-paying stocks, since current income is not an objective of the Fund.

The investment approach employed by Wellington Management Company, LLP (“Wellington Management”) emphasizes its own proprietary fundamental research and bottom-up stock selection to identify what it believes to be the best small-capitalization companies.

Companies whose stocks are purchased for the Fund generally share several common characteristics:

•	financial strength;
•	top market share and significant insider ownership;
•	a high level of focus on core businesses and the ability to be flexible and quick to market with products and services;
•	favorable industry dynamics; and
•	significant potential appreciation over a three year time horizon.

Companies are generally sold from the Fund when:

•	target prices are reached, and detailed evaluation suggests that future upside potential is limited;
•	company fundamentals are no longer attractive; and
•	superior purchase candidates are identified, or market capitalization ceilings are exceeded.

Waddell & Reed Investment Management Company (“Waddell & Reed”) uses a bottom-up process, generally emphasizing long-term growth potential and superior financial characteristics, such as: annual revenue and earnings growth rate of 25%+, pre-tax margins of 20%+, and debt-free capital structure.

Generally, companies also are considered which are strong niche players with a defensible market position, have active involvement of the founder-entrepreneur, and demonstrate commitment to their employees, customers, suppliers and shareholders.

Waddell & Reed typically buys companies with an anticipated three-year holding period, and therefore expects the portion of the Fund’s portfolio that is managed by Waddell & Reed to have lower than 50% annual turnover.

The Principal Risks of investing in the Fund are Market Risk, Smaller Company Risk, Credit Risk, Growth Company Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 6.

Additional Risks Regarding Performance: The Fund’s investments in initial public offerings (“IPOs”) may have a significant impact on the Fund’s returns during its start-up period. The impact of IPOs would not be expected to be as great as the Fund’s assets grow.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.
During the periods shown above, the highest quarterly return was 26.95% for the quarter ended December 31, 2001 and the lowest was- 28.17% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2001)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/99)
MML Small Cap Growth
Equity Fund	-12.71%	8.58%
Russell 2000 Index /|	2.49%	6.05%

/| The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized, U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

MML Small Cap Growth Equity Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.07%
Other Expenses	.08%*
Net Fund Expenses (1) (2)	1.15%

*
MassMutual has agreed to bear the expenses (other than the management fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of the average daily net asset values through April 30, 2003. Such agreement cannot be terminated unilaterally by MassMutual.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2001.

(2)	The expenses in the above table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life or variable annuity contract.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MML Small Cap Growth Equity Fund	$118	$366	$625	$1,379

Wellington Management and Waddell & Reed Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for its similar accounts. The returns shown have been adjusted to reflect the fees and expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	Highest Quarter	Lowest Quarter
Wellington Management Composite	35.15% Q4 1999	-22.21% Q3 2001
Waddell & Reed Composite	44.08% Q4 1999	-22.25% Q3 2001

Wellington Management and Waddell & Reed Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2001)

The table compares each Sub-Adviser’s investment results for its similar accounts to an index measuring the broad market over different time periods. The returns shown have been adjusted to reflect the fees and expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
Wellington Management Composite*	9.11%	19.56%	N/A
Waddell & Reed Composite*	-2.13%	29.60%	21.14%
Russell 2000 Index /|	2.49%	7.52%	11.51%

*Each Sub-Adviser’s Similar Account performance is a composite of all separately managed institutional accounts managed by that Sub-Adviser with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions. Each Sub-Adviser’s Similar Account performance has been adjusted to reflect the fees and expenses of the Fund. Waddell & Reed’s composite includes the return for the portion of the Fund’s portfolio which it manages. Wellington Management replaced J.P. Morgan Investment Management Inc. as a co-sub-adviser of the Fund on December 3, 2001. Each Sub-Adviser’s Similar Account performance does not represent the historical performance of the MML Small Cap Growth Equity Fund. Historical performance should not be interpreted as being indicative of future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus.

/| The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized, U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.
Summary Of Principal Risks

The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values, but those factors that may have an important or significant affect on the Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. The Fund could be subject to additional Principal Risks because the types of investments made by the Fund can change over time. Although the Fund strives to reach its stated goals, it cannot offer guaranteed results. You could make money in the Fund, but you also have the potential to lose money.

•
Market Risk.  The Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. In the case of stocks and other equity securities, market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the securities’ issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Fund maintains substantial exposure to equities and does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. Market risk also includes more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•
Credit Risk.  The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

•
Management Risk.  The Fund is subject to management risk because the Fund is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment Sub-Advisers manage the Fund according to the traditional methods of active investment management, that is, by buying and selling securities based upon economic, financial and market analysis and investment judgment. The Fund’s investment Sub-Advisers each apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee they will produce the desired result.

Certain types of investments may have a greater effect on the Fund’s performance. Investments by the Fund in initial public offerings (“IPOs”) may have a significant impact on the Fund’s returns during its start up period. However, the impact of IPOs would not be expected to be as great as the Fund’s assets grow.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price. Investments in derivatives, foreign securities, private placements and securities with small market capitalization and substantial market and/or credit risk tend to have greater liquidity risk. Accordingly, the Fund may be subject to liquidity risk.

•
Derivative Risk.  The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Fund will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, the Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•
Foreign Investment Risk.  Funds investing in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign securities issuers are not usually subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, can also adversely affect securities of other countries whose economies appear to be unrelated.

The Fund is subject to foreign investment risk.

The Fund may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•
Emerging Markets Risk.  When one of the Fund’s Sub-Advisers deems these investments consistent with the Fund’s investment objective and policies, the Fund may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of the Fund’s assets is not invested, and could cause a loss in value due to illiquidity.

•
Currency Risk.  The Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns a U.S. investor would receive on foreign investments. The Fund may, but will not necessarily, engage in foreign currency transactions in order to protect the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in value. There is a risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. The Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

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Smaller Company Risk.  Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees.

•
Growth Company Risk.  Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets (e.g. as represented by the S&P 500® Index) because of changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in price declines.

•
Leveraging Risk.  When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

Principal Risks

The following chart summarizes the Principal Risks of the Fund. Risks not marked for the Fund may, however, still apply to some extent to the Fund at various times, and the Fund may have risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- Payment Risk	Liquidity Risk	Derivative Risk	Non- Diver- sification Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

MML Small Cap Growth Equity Fund	X	X	X			X	X		X	X	X	X	X	X

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”) is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets in excess of $78.9 billion and assets under management in excess of $233 billion.

MassMutual contracts with the Sub-Advisers described below to help manage the Fund. In 2001, the Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: 1.07%

Wellington Management Company, LLP (“Wellington Management”) manages a portion of the portfolio of the Fund. Wellington Management serves as investment adviser to more than 700 institutional clients and over 200 mutual fund portfolios covering a wide range of investment styles, managing approximately $311 billion as of December 31, 2001.

Kenneth L. Abrams
is the portfolio manager of a portion of the Fund. Mr. Abrams is a Senior Vice President and Partner of Wellington Management and has been with Wellington Management for over 15 years.

Waddell & Reed Investment Management Company (“Waddell & Reed”) manages a portion of the portfolio of the Fund. As of December 31, 2001, Waddell & Reed had more than $30 billion in assets under management, including more than $3.5 billion in institutional assets.

Mark Seferovich

Responsible, along with Mr. Sarris, for the day-to-day management of a portion of the Fund. Mr. Seferovich, a Chartered Financial Analyst, is a senior vice president of Waddell & Reed and the lead portfolio manager of its small cap style. He joined Waddell & Reed in February 1989 as manager of small capitalization growth equity funds. From 1982 to 1988 he was a portfolio manager for Security Management Company and prior to that was security analyst/portfolio manager with Reimer & Koger Associates.

Grant Sarris

A Waddell & Reed professional who, along with Mr. Seferovich, is responsible for the day-to-day management of a portion of the Fund. Mr. Sarris is currently a senior vice president and portfolio manager for Waddell & Reed. He joined Waddell & Reed in 1991 as an investment analyst. In 1996 he was named assistant portfolio manager of the small capitalization growth equity style. Prior to joining Waddell & Reed, he was an intern with Shin-Nihon Kohan, Ltd. in Tokyo.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change Sub-Advisers or hire new Sub-Advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a Sub-Adviser in a quick, efficient and cost effective fashion when its performance is inadequate or the Sub-Adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

Investing In The Fund

Buying and Redeeming Shares

MML Series Investment Fund (the “Trust”) provides an investment vehicle for the separate investment accounts of variable life and variable annuity contracts offered by companies such as MassMutual. Shares of the Fund are not offered to the general public.

The shares of the Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Fund generally determines its NAV at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is accepted by the Fund. The Fund will suspend selling its shares during any period when the determination of NAV is suspended.

Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund’s shares may change on days when you will not be able to buy or sell shares.

The Fund redeems its shares at their next NAV computed after the Fund’s transfer agent receives your redemption request. You will usually receive payment for your shares within seven days after the transfer agent receives your written redemption request. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Fund determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Determining Net Asset Value

The Fund generally values portfolio securities based on market value. For example, long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Fund’s Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.

Taxation and Distributions

The declaration and distribution policies specific to the Fund are outlined below.

Distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Generally, owners of variable life and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 /2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. Please refer to the prospectuses of the separate accounts with interests in the Fund for a discussion of the tax consequences of variable annuity and variable life contracts.

Investment Performance

From time to time, the Fund may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of the Fund.

Yields and total returns shown for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

The Fund may also quote yield. The yield for the Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by the Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

For more information about the investment performance of the Fund, see the Statement of Additional Information.

Sub-Adviser Performance

Wellington Management and Waddell & Reed. Wellington Management and Waddell & Reed each manage a portion of the Fund. The Wellington Management performance information shown is based on the historical performance of all discretionary investment management accounts under the management of Wellington Management with substantially similar investment objectives, policies and investment strategies as the Fund, adjusted to reflect the fees and expenses of the Fund. Some of these portfolios are mutual funds registered with the SEC and some are private accounts.

From January 1, 1996, the Waddell & Reed performance information shown is based on a composite of all accounts it manages with substantially similar investment objectives, policies and investment strategies as the Fund, adjusted to reflect the fees and expenses of the Fund, including that portion of the Fund which Waddell & Reed managed from the Fund’s inception date of May 3, 1999 through December 31, 2001. For Waddell & Reed’s Small Cap Composite from January 1, 1991 through December 31, 1995, performance is based on data of Small Cap style mutual fund portfolios managed by Waddell & Reed.

For each Sub-Adviser, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Fund, as a registered mutual fund, will be subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser’s portfolios is provided solely to illustrate that Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the Fund. Such performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of the Fund.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available on request.

MML Small Cap Growth Equity Fund

	Year ended 12/31/01	Year ended 12/31/00		Period ended 12/31/99†
Net asset value, beginning of period	$ 12.20	$ 16.15		$ 10.00

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.01	)***	(0.01)
Net realized and unrealized gain (loss) on investments	(1.49)	(2.09)		6.58

Total income (loss) from investment operations	(1.55)	(2.10)		6.57

Less distributions to shareholders:
From net realized gains	(0.05)	(1.85)		(0.42)

Net asset value, end of period	$ 10.60	$ 12.20		$ 16.15

Total Return@	(12.71)%	(13.87)%		65.68%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$48,983	$70,380		$47,877
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%	1.25%		0.96%	**
After expense waiver#	1.15%	1.18%		0.79%	**
Net investment loss to average daily net assets	(0.46)%	(0.04)%		(0.07)%	**
Portfolio turnover rate	104%	95%		75%	**

**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
@
Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

#
Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 1999 through December 31, 1999 and the years ended December 31, 2000 and 2001.

ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS

The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Derivatives Transactions

The Fund is authorized to engage in transactions involving derivatives, as more fully described in the Statement of Additional Information.

The Fund may use derivatives to attempt to:

•
protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in relevant markets (for example, in the debt securities markets generally due to increasing interest rates);

•	facilitate selling securities for investment reasons;

•	protect the Fund’s unrealized gains or limit unrealized losses in the value of its securities;

•	establish a position in the relevant securities markets as a temporary substitute for purchasing or selling particular securities;

•	manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio; or

•	manage its exposure to changing security prices.

MassMutual, Wellington Management and Waddell & Reed do not presently intend to enter into derivatives transactions with regard to the Fund. The Fund typically will not use derivatives for speculative purposes.

Forward Contracts or “When Issued” Securities

The Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price.

There can be no assurance that the use of forward contracts or other derivatives by the Fund will assist it in achieving its investment objectives. Risks inherent in the use of derivatives include:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	imperfect correlation between the prices of forward contracts and the prices of the securities being hedged;

•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and

•
the fact that forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This is in addition to the risk of decline of the Fund’s other assets.

The Fund will not enter into a forward contract if, as a result, more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts.

Options and Futures Contracts

The Fund may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase the Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Fund may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Fund may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Fund may also enter into stock index futures contracts. The Fund may also enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect the Fund’s current or intended investments from the effects of changes in exchange rates or market declines. The Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if a Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

The Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by the Fund for hedging purposes, there are risks. For example, one of the Fund’s Sub-Advisers may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these hedging transactions are unsuccessful, the Fund may experience losses. When the Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Portfolio Management

The Fund’s Sub-Advisers may use trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. Each Sub-Adviser, on behalf of the Fund, will engage in trading when it believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential.

Whether the goals discussed above will be achieved through trading depends on each Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from these trends. Such trading places an added burden on a Sub-Adviser’s ability to obtain relevant information, evaluate it properly and take advantage of its evaluations by completing transactions on a favorable basis. If a Sub-Adviser’s evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when a Sub-Adviser believes the result of trading, net of transaction costs, will benefit the Fund. Portfolio turnover considerations will not limit each Sub-Adviser in managing the Fund, and portfolio turnover can generate higher costs, which can adversely affect the Fund’s performance.

Restricted And Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid and restricted securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided such securities are determined to be liquid by MassMutual or a Sub-Adviser, pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to borrowers deemed by MassMutual and a Sub-Adviser to be of good standing.

Cash Positions

The Fund may hold cash or cash equivalents to provide for liquidity (e.g., expenses and anticipated redemption payments) so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. To provide liquidity or for temporary defensive purposes, the Fund may invest any portion of its assets in investment grade debt securities. Taking this type of temporary defensive position may affect the Fund’s ability to achieve its investment objective.

Money Market Instruments

The Fund may invest in money market instruments when it has cash reserves. These investments consist of U.S. government securities, time deposits, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. The Statement of Additional Information describes these instruments more fully.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers. These include the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage-backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities. When prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized when the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Industry Concentration

As a general rule, the Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exception:

•	There is no limitation for U.S. Government securities.

MML SERIES INVESTMENT FUND
1295 State Street
Springfield, Massachusetts 01111-0001

Learning More About the Fund

You can learn more about the Fund by reading the Fund’s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MML Series Shareholder Services, MIP N312.

From the SEC:  You may review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov. When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Fund.

•	MML Emerging Growth Fund
seeks capital appreciation.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

May 1, 2002

Summary Information

MML Series Investment Fund provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe the Emerging Growth Fund’s:

•	Investment objective.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Investment return since inception.

•	Average annual total returns for the last one-year period and since inception and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance. There is no assurance that the Fund’s investment objective will be achieved, and you can lose money by investing in the Fund.

Important Notes about performance information for the Fund.

The performance of the Sub-Adviser is provided based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for the Sub-Adviser reflect the Sub-Adviser’s composite performance, adjusted for the expenses of the Fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. The fee table shown on page 5 under “Expense Information” is meant to assist you in understanding these fees and expenses. The fee table shows a category of expenses called Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Fund. These costs are deducted from the Fund’s assets, which means you pay them indirectly.

MML Emerging Growth Fund

Investment Objective

This Fund seeks capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing primarily in smaller, rapidly growing emerging companies. The Fund will generally invest in industry segments experiencing rapid growth, and will likely have a portion of its assets in technology and technology-related stocks. The Fund will normally invest at least 80% of its assets in equity securities (primarily common stocks) of these emerging growth companies. The Fund may invest in both domestic and foreign securities. Although the Fund may invest in companies of any size, under current market conditions, it is expected that a substantial portion of the Fund’s investments will be in companies with market capitalizations of $1.5 billion or less.

RS Investment Management L.P. (“RS”), the Fund’s Sub-Adviser, typically considers companies that:

•	have distinct proprietary advantages;

•	are gaining market share;

•	have superior margins or experience superior profitability; and

•	have strong management teams.

A security may be sold when its price hits RS’ target. A security may also be sold if the company’s growth rate deteriorates or its performance disappoints, if its price appears overvalued, or if there has been an unfavorable change in the issuer’s management. The Fund may also sell a security if institutional ownership increases substantially.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Smaller Company Risk, Leveraging Risk, Growth Company Risk, Currency Risk and Emerging Markets Risk.

These Risks are described beginning on page 6.

Additional Risk Regarding Performance: The Fund’s investments in initial public offerings (“IPOs”) may have a significant impact on the Fund’s returns during its start-up period. The impact of IPOs would not be expected to be as great as the Fund’s assets grow.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

During the period shown above, the highest quarterly return was 30.02% for the quarter ended December 31, 2001 and the lowest was -30.65% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2001)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/00)
MML Emerging Growth Fund	-16.33%	-25.20%
Russell 2000 Index ∧	2.49%	-0.75%

∧ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized, U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

MML Emerging Growth Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.05%
Other Expenses	.32%
Total Annual Fund
Operating Expenses (1)	1.37%
Expense Reimbursement	(.21%)*
Net Fund Expenses (1) (2)	1.16%

*
MassMutual has agreed to bear the expense (other than the management fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of the average daily net asset values through April 30, 2003. Such agreement cannot be terminated unilaterally by MassMutual.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2001.

(2)	The expenses in the above table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life or variable annuity contract.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MML Emerging Growth Fund	$ 118	$ 415	$ 722	$ 1,611

RS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by RS for accounts with investment objectives similar to that of the Fund. The RS composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

During the periods shown above, the highest quarterly return was 74.68% for the quarter ended December 31, 1999 and the lowest was -31.00% for the quarter ended September 30, 2001.

RS Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2001)

The table compares RS investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods. The RS composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
RS Composite	-25.06%	19.22%	15.09%
Russell 2000 Index ∧	2.49%	7.52%	11.51%

*Performance shown is the composite of all portfolios managed by RS Investment Management with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund. RS’ composite includes the performance of the RS Emerging Growth Fund, which is registered under the 1940. The composite performance does not represent the historical performance of the MML Emerging Growth Fund and should not be interpreted as being indicative of future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus.
∧ Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Summary Of Principal Risks

The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values, but those factors that may have an important or significant affect on the Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. The Fund could be subject to additional Principal Risks because the types of investments made by the Fund can change over time. Although the Fund strives to reach its stated goals, it cannot offer guaranteed results. You could make money in the Fund, but you also have the potential to lose money.

•
Market Risk.  The Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. In the case of stocks and other equity securities, market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the securities’ issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Fund maintains substantial exposure to equities and does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. Market risk also includes more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•
Credit Risk.  The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

•
Management Risk.  The Fund is subject to management risk because the Fund is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, that is, by buying and selling securities based upon economic, financial and market analysis and investment judgment. The Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee they will produce the desired result.

Certain types of investments may have a greater effect on the Fund’s performance. Investments by the Fund in initial public offerings (“IPOs”) may have a significant impact on the Fund’s returns during its start up period. However, the impact of IPOs would not be expected to be as great as the Fund’s assets grow.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price. Investments in derivatives, foreign securities, private placements and securities with small market capitalization and substantial market and/or credit risk tend to have greater liquidity risk. Accordingly, the Fund may be subject to liquidity risk.

•
Derivative Risk.  The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Fund will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, the Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•
Foreign Investment Risk.  Funds investing in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign securities issuers are not usually subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, can also adversely affect securities of other countries whose economies appear to be unrelated.

The Fund is subject to foreign investment risk.

The Fund may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•
Emerging Markets Risk.  When the Fund’s Sub-Adviser deems these investments consistent with the Fund’s investment objective and policies, the Fund may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of the Fund’s assets is not invested, and could cause a loss in value due to illiquidity.

•
Currency Risk.  The Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns a U.S. investor would receive on foreign investments. The Fund may, but will not necessarily, engage in foreign currency transactions in order to protect the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in value. There is a risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. The Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•
Smaller Company Risk.  Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees.

•
Growth Company Risk.  Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets (e.g. as represented by the S&P 500® Index) because of changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in price declines.

•
Leveraging Risk.  When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

Principal Risks

The following chart summarizes the Principal Risks of the Fund. Risks not marked for the Fund may, however, still apply to some extent to the Fund at various times, and the Fund may have risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non Diver- sification Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

MML Emerging Growth Fund	X	X	X			X	X		X	X	X	X	X	X
About the Investment Adviser and Sub-Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”) is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets in excess of $78.9 billion and assets under management in excess of $233 billion.

In 2001, the Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: 1.05%

RS Investment Management, L.P. (“RS”) manages the investments of the Fund. RS commenced operations in March 1986 and is part of the RS Investment Management Company LLC organization. As of December 31, 2001, RS managed $7.2 billion in assets.

James L. Callinan

is primarily responsible for the day-to-day management of the Fund. Since June 1996 as an officer of RS Investment Management, Inc., Mr. Callinan has been primarily responsible for the similarly managed RS Emerging Growth Fund. From 1986 until June 1996, Mr. Callinan was a portfolio manager for Putnam Investments and managed the Putnam OTC Emerging Growth Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change Sub-Advisers or hire new Sub-Advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a Sub-Adviser in a quick, efficient and cost effective fashion when its performance is inadequate or the Sub-Adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.
Investing In The Fund

Buying and Redeeming Shares

MML Series Investment Fund (the “Trust”) provides an investment vehicle for the separate investment accounts of variable life and variable annuity contracts offered by companies such as MassMutual. Shares of the Fund are not offered to the general public.

The shares of the Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Fund generally determines its NAV at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is accepted by the Fund. The Fund will suspend selling its shares during any period when the determination of NAV is suspended.

Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund’s shares may change on days when you will not be able to buy or sell shares.

The Fund redeems its shares at their next NAV computed after the Fund’s transfer agent receives your redemption request. You will usually receive payment for your shares within seven days after the transfer agent receives your written redemption request. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Fund determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Determining Net Asset Value

The Fund generally values portfolio securities based on market value. For example, long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Fund’s Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.
Taxation and Distributions

The declaration and distribution policies specific to the Fund are outlined below.

Distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Generally, owners of variable life and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 /2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. Please refer to the prospectuses of the separate accounts with interests in the Fund for a discussion of the tax consequences of variable annuity and variable life contracts.
Investment Performance

From time to time, the Fund may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of the Fund.

Yields and total returns shown for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

The Fund may also quote yield. The yield for the Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by the Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

For more information about the investment performance of the Fund, see the Statement of Additional Information.

Sub-Adviser Performance

RS. Performance data shown for RS is based on a composite of all other substantially similar portfolios managed by RS, the Sub-Adviser for the Fund, adjusted to reflect the fees and expenses of the Fund. Some of these portfolios are mutual funds registered with the SEC, including the RS Emerging Growth Fund, and some are private accounts. The RS composite also includes the return for the Fund from the Fund’s inception date of May 1, 2000 through December 31, 2001. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

The private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Fund, as a registered mutual fund, will be subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for the Sub-Adviser’s portfolios is provided solely to illustrate the Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the Fund. Such performance is not indicative of future rates of return. Prior performance of the Sub-Adviser is no indication of future performance of the Fund.
Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available on request.

MML Emerging Growth Fund

	Year ended 12/31/01	Period ended 12/31/00†
Net asset value, beginning of period	$ 7.34	$ 10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.04	)***
Net realized and unrealized loss on investments	(1.15)	(2.62)

Total loss from investment operations	(1.19)	(2.66)

Net asset value, end of period	$ 6.15	$ 7.34

Total Return @	(16.33)%	(26.50)%	**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$ 12,184	$ 11,095
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%	1.56%	*
After expense waiver#	1.16%	1.16%	*
Net investment loss to average daily net assets	(0.81)%	(0.63)%	*
Portfolio turnover rate	139%	119%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from May 1, 2000 (commencement of operations) through December 31, 2000.
@
Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000 and the year ended December 31, 2001.
ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS

The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Derivatives Transactions

The Fund is authorized to engage in transactions involving derivatives, as more fully described in the Statement of Additional Information.

The Fund may use derivatives to attempt to:

•
protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in relevant markets (for example, in the debt securities markets generally due to increasing interest rates);

•	facilitate selling securities for investment reasons;

•	protect the Fund’s unrealized gains or limit unrealized losses in the value of its securities;

•	establish a position in the relevant securities markets as a temporary substitute for purchasing or selling particular securities;

•	manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio; or

•	manage its exposure to changing security prices.

MassMutual and RS do not presently intend to enter into derivatives transactions with regard to the Fund. The Fund typically will not use derivatives for speculative purposes.

Forward Contracts or “When Issued” Securities

The Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price.

There can be no assurance that the use of forward contracts or other derivatives by the Fund will assist it in achieving its investment objectives. Risks inherent in the use of derivatives include:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	imperfect correlation between the prices of forward contracts and the prices of the securities being hedged;

•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and

•
the fact that forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This is in addition to the risk of decline of the Fund’s other assets.

The Fund will not enter into a forward contract if, as a result, more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts.

Options and Futures Contracts

The Fund may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase the Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Fund may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Fund may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Fund may also enter into stock index futures contracts. The Fund may also enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect the Fund’s current or intended investments from the effects of changes in exchange rates or market declines. The Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Fund’s Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

The Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by the Fund for hedging purposes, there are risks. For example, the Fund’s Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these hedging transactions are unsuccessful, the Fund may experience losses. When the Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Portfolio Management

The Fund’s Sub-Adviser may use trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. The Sub-Adviser, on behalf of the Fund, will engage in trading when it believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential.

Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from these trends. Such trading places an added burden on the Sub-Adviser’s ability to obtain relevant information, evaluate it properly and take advantage of its evaluations by completing transactions on a favorable basis. If the Sub-Adviser’s evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when the Sub-Adviser believes the result of trading, net of transaction costs, will benefit the Fund. Portfolio turnover considerations will not limit the Sub-Adviser in managing the Fund, and portfolio turnover can generate higher costs, which can adversely affect the Fund’s performance.

Restricted And Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid and restricted securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided such securities are determined to be liquid by MassMutual or the Sub-Adviser, pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to borrowers deemed by MassMutual and the Fund’s Sub-Adviser to be of good standing.

Cash Positions

The Fund may hold cash or cash equivalents to provide for liquidity (e.g., expenses and anticipated redemption payments) so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. To provide liquidity or for temporary defensive purposes, the Fund may invest any portion of its assets in investment grade debt securities. Taking this type of temporary defensive position may affect the Fund’s ability to achieve its investment objective.

Money Market Instruments

The Fund may invest in money market instruments when it has cash reserves. These investments consist of U.S. government securities, time deposits, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. The Statement of Additional Information describes these instruments more fully.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers. These include the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage-backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities. When prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized when the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Industry Concentration

As a general rule, the Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exception:

•	There is no limitation for U.S. Government securities.
MML SERIES INVESTMENT FUND
1295 State Street
Springfield, Massachusetts 01111-0001

Learning More About the Fund

You can learn more about the Fund by reading the Fund‘s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund: You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MML Series Shareholder Services, MIP N312.

From the SEC: You may review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov. When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Fund.

•	MML Managed Bond Fund
seeks a high rate of return consistent with capital preservation, by investing primarily in investment grade, publicly-traded, fixed income securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

May 1, 2002

Summary Information

MML Series Investment Fund provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe the Managed Bond Fund’s:

•	Investment objective.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Investment return over the past ten years.

•	Average annual total returns for the last one, five and ten year periods and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that the Fund’s investment objective will be achieved, and you can lose money by investing in the Fund.

Important Notes about performance information for the Fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. The fee table shown on page 5 under “Expense Information” is meant to assist you in understanding these fees and expenses. The fee table shows a category of expenses called Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Fund. These costs are deducted from the Fund’s assets, which means you pay them indirectly.

MML Managed Bond Fund

Investment Objective

This Fund’s investment objective is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in investment grade fixed income instruments, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers;

•	mortgage-backed and other asset-backed securities; and

•	money market securities, including commercial paper.

Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, but no more than 15% may be illiquid at the time of purchase. If the Fund purchases a security that is not denominated in U.S. dollars, the Fund will enter into a currency transaction either to hedge the foreign currency risk or effectively convert the debt security to U.S. dollars.

The Fund’s Sub-Adviser, David L. Babson & Company Inc., intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 6.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

During the periods shown above, the highest quarterly return was 6.64% for the quarter ended June 30, 1995 and the lowest was -3.43% for the quarter ended March 31, 1994.

Average Annual Total Returns

(for the periods ended December 31, 2001)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
MML Managed
Bond Fund	7.89%	6.95%	7.11%
Lehman Brothers
Aggregate Bond Index_	8.44%	7.43%	7.23%

_The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity, combining the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses and it cannot be purchased directly by investors.

Expense Information

MML Managed Bond Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.47%
Other Expenses	.01%*
Total Annual Fund
Operating Expenses (1)(2)	.48%

*
MassMutual has agreed to bear the expenses (other than the management fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of the average daily net asset values through April 30, 2003. Such agreement cannot be terminated unilaterally by MassMutual.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2001.

(2)	The expenses in the above table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life or variable annuity contract.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MML Managed
Bond Fund	$49	$154	$265	$596

Summary Of Principal Risks

The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values, but those factors that may have an important or significant affect on the Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. The Fund could be subject to additional Principal Risks because the types of investments made by the Fund can change over time. Although the Fund strives to reach its stated goals, it cannot offer guaranteed results. You could make money in the Fund, but you also have the potential to lose money.

•
Market Risk.  The Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Fund is subject to market risk because it invests some or all of its assets in debt securities such as bonds, notes and asset-backed securities. Debt securities are obligations of the issuer to make payments of principal and/or interest on future dates. As interest rates rise, your investment in the Fund is likely to be worth less because its debt securities are likely to be worth less.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. Even the highest quality debt securities are subject to interest rate risk which is generally greater for lower-rated securities or comparable unrated securities.

•
Credit Risk.  The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Fund to the extent it invests in below investment-grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” have speculative elements or are predominantly speculative credit risks. The Fund invest in foreign debt securities and, accordingly, is also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•
Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, that is, by buying and selling securities based upon economic, financial and market analysis and investment judgment. The Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee they will produce the desired result.

•
Prepayment Risk.  Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The Fund may be subject to prepayment risk if it invests in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Fund is also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates in a falling interest rate environment.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price. Investments in derivatives, foreign securities, private placements and securities with small market capitalization and substantial market and/or credit risk tend to have greater liquidity risk. Accordingly, the Fund may be subject to liquidity risk.

•
Derivative Risk.  The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Fund will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, the Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•
Foreign Investment Risk.  Funds investing in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign securities issuers are not usually subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, can also adversely affect securities of other countries whose economies appear to be unrelated.

The Fund is subject to foreign investment risk.

The Fund may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•
Emerging Markets Risk.  When the Fund’s Sub-Adviser deems these investments consistent with the Fund’s investment objective and policies, the Fund may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of the Fund’s assets is not invested, and could cause a loss in value due to illiquidity.

•
Currency Risk.  The Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns a U.S. investor would receive on foreign investments. The Fund may, but will not necessarily, engage in foreign currency transactions in order to protect the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in value. There is a risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. The Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

The Fund intends to invest in foreign securities if (i) such securities are denominated in U.S. dollars, or (ii) if not denominated in U.S. dollars, the Fund will enter into a foreign currency transaction intended to hedge the currency risk associated with a particular foreign security.

•
Leveraging Risk.  When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

Principal Risks

The following chart summarizes the Principal Risks of the Fund. Risks not marked for the Fund may, however, still apply to some extent to the Fund at various times, and the Fund may have risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diver- sification Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

MML Managed Bond Fund	X	X	X		X	X	X		X	X	X			X

About the Investment Adviser and Sub-Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”) is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets in excess of $78.9 billion and assets under management in excess of $233 billion. MassMutual uses its subsidiary, David L. Babson & Company Inc. (“Babson”), to help manage the Fund.

In 2001, the Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: .47%

Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of December 31, 2001 of more than $79 billion.

Mary Wilson Kibbe

Principally responsible for the day-to-day management of the Fund. She has managed the Fund since its inception. Ms. Kibbe is a Managing Director of Babson and has been associated with MassMutual since 1982 and is responsible for overseeing all public fixed income trading for MassMutual and its insurance company subsidiaries.

William M. Awad, III

Assists Ms. Kibbe in the day-to-day management of the Fund. Mr. Awad, a Managing Director of Babson, has more than 14 years of investment experience. Mr. Awad joined Babson in 2001, prior to which he worked as a portfolio manager at Fleet Investment Advisors.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change Sub-Advisers or hire new Sub-Advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a Sub-Adviser in a quick, efficient and cost effective fashion when its performance is inadequate or the Sub-Adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

Investing In The Fund

Buying and Redeeming Shares

MML Series Investment Fund (the “Trust”) provides an investment vehicle for the separate investment accounts of variable life and variable annuity contracts offered by companies such as MassMutual. Shares of the Fund are not offered to the general public.

The shares of the Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Fund generally determines its NAV at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is accepted by the Fund. The Fund will suspend selling its shares during any period when the determination of NAV is suspended.

Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund’s shares may change on days when you will not be able to buy or sell shares.

The Fund redeems its shares at their next NAV computed after the Fund’s transfer agent receives your redemption request. You will usually receive payment for your shares within seven days after the transfer agent receives your written redemption request. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Fund determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Determining Net Asset Value

The Fund generally values portfolio securities based on market value. For example, long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Fund’s Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.

Taxation and Distributions

The declaration and distribution policies specific to the Fund are outlined below.

Dividends from net investment income are declared and paid quarterly. Capital gains declarations and distributions of net capital gains, if any, are made annually. Distributions may be taken either in cash or in additional shares of the Fund at the option of the shareholder. Shares are valued at net asset value on the first business day after the record date for the distribution.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Generally, owners of variable life and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 /2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. Please refer to the prospectuses of the separate accounts with interests in the Fund for a discussion of the tax consequences of variable annuity and variable life contracts.

Investment Performance

From time to time, the Fund may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of the Fund.

Yields and total returns shown for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

The Fund may also quote yield. The yield for the Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by the Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

For more information about the investment performance of the Fund, see the Statement of Additional Information.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available on request.

MML Managed Bond Fund

	Year ended 12/31/01†	Year ended 12/31/00	Year ended 12/31/99	Year ended 12/31/98	Year ended 12/31/97
Net asset value, beginning of year	$ 12.19	$ 11.61	$ 12.60	$ 12.41	$ 12.05

Income (loss) from investment operations:
Net investment income	0.74	0.77 *	0.75	0.76	0.80
Net realized and unrealized gain (loss) on investments	0.20	0.50	(0.98)	0.24	0.36

Total income (loss) from investment operations	0.94	1.27	(0.23)	1.00	1.16

Less distributions to shareholders:
From net investment income	(0.86)	(0.69)	(0.76)	(0.75)	(0.80)
From net realized gains	—	—	—	(0.06)	—

Total distributions	(0.86)	(0.69)	(0.76)	(0.81)	(0.80)

Net asset value, end of year	$ 12.27	$ 12.19	$ 11.61	$ 12.60	$ 12.41

Total Return@	7.89%	11.19%	(1.83% )	8.14%	9.91%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$293,109	$232,431	$239,910	$254,109	$205,316
Net expenses to average daily net assets	0.48%	0.49%	0.50%	0.48%	0.47%
Net investment income to average daily net assets	5.98%	6.54%	6.19%	6.07%	6.06%
Portfolio turnover rate	53%	20%	41%	41%	42%

*	Per shares amount calculated on the average shares method.
@
Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

†
The fund has adopted the provisions of the AICPA Audit and Accounting guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.01, an increase to net realized and unrealized gains and losses per share of $0.01 and a decrease of the ratio of net investment income to average net assets from 6.11% to 5.98%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS

The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Derivatives Transactions

The Fund is authorized to engage in transactions involving derivatives, as more fully described in the Statement of Additional Information.

The Fund may use derivatives to attempt to:

•
protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in relevant markets (for example, in the debt securities markets generally due to increasing interest rates);

•	facilitate selling securities for investment reasons;

•	protect the Fund’s unrealized gains or limit unrealized losses in the value of its securities;

•	establish a position in the relevant securities markets as a temporary substitute for purchasing or selling particular securities;

•	manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio; or

•	manage its exposure to changing security prices.

The Fund typically will not use derivatives for speculative purposes.

Forward Contracts or “When Issued” Securities

The Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price.

There can be no assurance that the use of forward contracts or other derivatives by the Fund will assist it in achieving its investment objective. Risks inherent in the use of derivatives include:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	imperfect correlation between the prices of forward contracts and the prices of the securities being hedged;

•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and

•
the fact that forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This is in addition to the risk of decline of the Fund’s other assets.

The Fund will not enter into a forward contract if, as a result, more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts.

Portfolio Management

The Fund’s Sub-Adviser may use trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. The Sub-Adviser, on behalf of the Fund, will engage in trading when it believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential.

Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from these trends. Such trading places an added burden on the Sub-Adviser’s ability to obtain relevant information, evaluate it properly and take advantage of its evaluations by completing transactions on a favorable basis. If the Sub-Adviser’s evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when the Sub-Adviser believes the result of trading, net of transaction costs, will benefit the Fund. Portfolio turnover considerations will not limit the Sub-Adviser in managing the Fund, and portfolio turnover can generate higher costs, which can adversely affect the Fund’s performance.

Restricted And Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid and restricted securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided such securities are determined to be liquid by MassMutual or the Sub-Adviser, pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 10% of its total assets taken at current value. Lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to borrowers deemed by MassMutual and the Fund’s Sub-Adviser to be of good standing.

Cash Positions

The Fund may hold cash or cash equivalents to provide for liquidity (e.g., expenses and anticipated redemption payments) so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. To provide liquidity or for temporary defensive purposes, the Fund may invest any portion of its assets in investment grade debt securities. Taking this type of temporary defensive position may affect the Fund’s ability to achieve its investment objective.

Money Market Instruments

The Fund may invest in money market instruments when it has cash reserves. These investments consist of U.S. government securities, time deposits, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. The Statement of Additional Information describes these instruments more fully.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers. These include the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities. When prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized when the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, that pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Industry Concentration

As a general rule, the Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

•	There is no limitation for U.S. Government securities.

•
The Fund may invest up to 40% of the value of its total assets in each of the electric utility and telephone industries. However, it currently is MassMutual’s intent not to invest more than 25% of the Fund’s total assets in either the electric utility or telephone industries.

MML SERIES INVESTMENT FUND
1295 State Street
Springfield, Massachusetts 01111-0001

Learning More About the Fund

You can learn more about the Fund by reading the Fund’s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MML Series Shareholder Services, MIP N312.

From the SEC:  You may review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov. When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Fund.

• MML Money Market Fund
seeks to maximize current income, preserve capital and maintain liquidity by investing in money market instruments.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

May 1, 2002

Summary Information

MML Series Investment Fund provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe the Money Market Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Investment return over the past ten years.

•	Average annual total returns for the last one, five and ten year periods and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that the Fund’s investment objective will be achieved, and you can lose money by investing in the Fund.

Important Notes about performance information for the Fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. The fee table shown on page 5 under “Expense Information” is meant to assist you in understanding these fees and expenses. The fee table shows a category of expenses called Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Fund. These costs are deducted from the Fund’s assets, which means you pay them indirectly.

MML Money Market Fund

Investment Objectives

This Fund’s investment objectives are to achieve high current income, the preservation of capital, and liquidity. These objectives are of equal importance.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	certificates evidencing participation in bank loans; and

•	certificates of deposit and bankers’ acceptances.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest 100% of its net assets in securities having, at the time of purchase, the highest rating of at least one nationally recognized statistical rating organization or, if unrated, that the Fund’s Sub-Adviser, David L. Babson & Company Inc., judges to be of equivalent quality. The Fund may invest no more than 5% of its net assets in securities that, at the time of purchase, have the second highest rating, or, if unrated, that MassMutual judges to be of second highest quality.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 6.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

During the periods shown above, the highest quarterly return was 1.57% for the quarter ended December 31, 2000 and the lowest was 0.56% for the quarter ended December 31, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2001)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
MML Money Market Fund	3.66%	4.96%	4.54%
Lipper Taxable Money Market Fund Index ∧	3.81%	4.95%	4.52%

∧ Lipper Taxable Money Market Fund Index is an unmanaged index of taxable money market mutual funds. The Index does not incur expenses and it cannot be purchased directly by investors.

The Fund’s 7-day yield on December 31, 2001 was 1.69%.

Expense Information

MML Money Market Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Other Expenses	.02%*
Total Annual Fund Operating Expenses (1)(2)	.50%

*
MassMutual has agreed to bear the expenses (other than the management fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of the average daily net asset values through April 30, 2003. Such agreement cannot be terminated unilaterally by MassMutual.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2001.

(2)	The expenses in the above table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life or variable annuity contract.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MML Money Market Fund	$51	$160	$275	$619

Summary Of Principal Risks

The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values, but those factors that may have an important or significant affect on the Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. The Fund could be subject to additional Principal Risks because the types of investments made by the Fund can change over time. Although the Fund strives to reach its stated goals, it cannot offer guaranteed results. You could make money in the Fund, but you also have the potential to lose money.

•
Market Risk.  The Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Fund is subject to market risk because it invests some or all of its assets in debt securities such as bonds, notes and asset-backed securities. Debt securities are obligations of the issuer to make payments of principal and/or interest on future dates. As interest rates rise, your investment in the Fund is likely to be worth less because its debt securities are likely to be worth less.

          This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. Even the highest quality debt securities are subject to interest rate risk which is generally greater for lower-rated securities or comparable unrated securities.

•
Credit Risk.  The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

•
Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, that is, by buying and selling securities based upon economic, financial and market analysis and investment judgment. The Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee they will produce the desired result.

•
Derivative Risk.  The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Fund will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, the Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the Fund, its investments and the related risks.

•
Leveraging Risk. When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

Principal Risks

The following chart summarizes the Principal Risks of the Fund. Risks not marked for the Fund may, however, still apply to some extent to the Fund at various times, and the Fund may have risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diver- sification Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

MML Money Market Fund	X	X	X				X							X

About the Investment Adviser and Sub-Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”) is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets in excess of $78.9 billion and assets under management in excess of $233 billion. MassMutual uses its subsidiary, David L. Babson & Company Inc. (“Babson”), to help manage the Fund.

In 2001, the Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: .48%.

Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of December 31, 2001 of more than $79 billion.

Mary Wilson Kibbe

Principally responsible for the day-to-day management of the Fund. She has managed the Fund since its inception. Ms. Kibbe is a Managing Director of Babson and has been associated with MassMutual since 1982 and is responsible for overseeing all public fixed income trading for MassMutual and its insurance company subsidiaries.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change Sub-Advisers or hire new Sub-Advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a Sub-Adviser in a quick, efficient and cost effective fashion when its performance is inadequate or the Sub-Adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

Investing In The Fund

Buying and Redeeming Shares

MML Series Investment Fund (the “Trust”) provides an investment vehicle for the separate investment accounts of variable life and variable annuity contracts offered by companies such as MassMutual. Shares of the Fund are not offered to the general public.

The shares of the Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Fund generally determines its NAV at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is accepted by the Fund. The Fund will suspend selling its shares during any period when the determination of NAV is suspended.

The Fund redeems its shares at their next NAV computed after the Fund’s transfer agent receives your redemption request. You will usually receive payment for your shares within seven days after the transfer agent receives your written redemption request. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Fund determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Determining Net Asset Value

The Fund generally values portfolio securities based on market value. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.

Taxation and Distributions

The declaration and distribution policies specific to the Fund are outlined below.

The net income of the Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Generally, owners of variable life and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 /2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. Please refer to the prospectuses of the separate accounts with interests in the Fund for a discussion of the tax consequences of variable annuity and variable life contracts.

Investment Performance

From time to time, the Fund may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of the Fund.

Yields and total returns shown for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

The Fund may advertise its yield and its effective yield. The yield of the Fund refers to the income generated by the Fund over a seven-day period (the specific period will be stated in the advertisement). This income is then assumed to be earned each week over a 52-week period. The effective yield is calculated similarly, but the income earned by an investment in the Fund is assumed to be reinvested.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by the Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

For more information about the investment performance of the Fund, see the Statement of Additional Information.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available on request.

MML Money Market Fund

	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99	Year ended 12/31/98	Year ended 12/31/97
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income (loss) from investment operations:
Net investment income	0.04	0.06	0.05	0.05	0.05
Net realized and unrealized loss on investments	(0.00)*	—	—	—	—

Total income from investment operations	0.04	0.06	0.05	0.05	0.05

Less distributions to shareholders:
From net investment income	(0.04)	(0.06)	(0.05)	(0.05)	(0.05)

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return@	3.66%	6.03%	4.78%	5.16%	5.18%

Ratios / Supplemental Data:
Net assets, end of year (000’s)	$203,691	$182,008	$200,570	$178,434	$141,165
Net expenses to average daily net assets	0.50%	0.51%	0.50%	0.49%	0.52%
Net investment income to average daily net assets	3.67%	5.86%	4.68%	5.05%	5.07%

*	Net realized and unrealized loss on investments is less than $0.01 per share.
@
Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS

The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Derivatives Transactions

The Fund is authorized to engage in transactions involving derivatives, as more fully described in the Statement of Additional Information.

The Fund may use derivatives to attempt to:

•
protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in relevant markets (for example, in the debt securities markets generally due to increasing interest rates);

•	facilitate selling securities for investment reasons;

•	protect the Fund’s unrealized gains or limit unrealized losses in the value of its securities;

•	establish a position in the relevant securities markets as a temporary substitute for purchasing or selling particular securities;

•	manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio; or

•	manage its exposure to changing security prices.

Forward Contracts or “When Issued” Securities

The Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price.

There can be no assurance that the use of forward contracts or other derivatives by the Fund will assist it in achieving its investment objectives. Risks inherent in the use of derivatives include:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	imperfect correlation between the prices of forward contracts and the prices of the securities being hedged;

•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and

•
 the fact that forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This is in addition to the risk of decline of the Fund’s other assets.

The Fund will not enter into a forward contract if, as a result, more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts.

Portfolio Management

The Fund’s Sub-Adviser may use trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. The Sub-Adviser, on behalf of the Fund, will engage in trading when it believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential.

Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from these trends. Such trading places an added burden on the Sub-Adviser’s ability to obtain relevant information, evaluate it properly and take advantage of its evaluations by completing transactions on a favorable basis. If the Sub-Adviser’s evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when the Sub-Adviser believes the result of trading, net of transaction costs, will benefit the Fund. Portfolio turnover considerations will not limit the Sub-Adviser in managing the Fund, and portfolio turnover can generate higher costs, which can adversely affect the Fund’s performance.

Restricted And Illiquid Securities

The Fund may invest up to 10% of its net assets in illiquid and restricted securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided such securities are determined to be liquid by MassMutual or the Sub-Adviser, pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities. When prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized when the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, that pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Industry Concentration

As a general rule, the Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

•	There is no limitation for U.S. Government securities.

•	There is no limitation in respect of certificates of deposit and bankers’ acceptances.

•
The Fund may invest up to 40% of the value of its total assets in each of the electric utility and telephone industries. However, it currently is MassMutual’s intent not to invest more than 25% of the Fund’s total assets in either the electric utility or telephone industries.

MML SERIES INVESTMENT FUND
1295 State Street
Springfield, Massachusetts 01111-0001

Learning More About the Fund

You can learn more about the Fund by reading the Fund’s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MML Series Shareholder Services, MIP N312.

From the SEC:  You may review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov. When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Fund.

•	MML Small Cap Equity Fund (formerly known as MML Small Cap Value Equity Fund) seeks long-term growth of capital and income by investing primarily in small company stocks.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

May 1, 2002

Summary Information

MML Series Investment Fund provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe the Small Cap Equity Fund’s:

•	Investment objective.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Investment return since inception.

•	Average annual total returns for the last one-year period and since inception and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that the Fund’s investment objective will be achieved, and you can lose money by investing in the Fund.

Important Notes about performance information for the Fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. The fee table shown on page 5 under “Expense Information” is meant to assist you in understanding these fees and expenses. The fee table shows a category of expenses called Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Fund. These costs are deducted from the Fund’s assets, which means you pay them indirectly.

MML Small Cap Equity Fund

Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks, and other securities such as warrants and stock rights, whose value is based on stock prices.

The Fund generally invests in publicly traded stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000 Index, the Fund’s benchmark. As of March 31, 2002, the Russell 2000 Index was comprised of companies with market capitalizations ranging between $.34 million and $2.8 billion. Normally, at least 80% of the Fund’s investments will be in small cap companies. The range of capitalizations of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Fund’s Sub-Adviser, David L. Babson & Company Inc., will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Russell 2000 Index.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Currency Risk, Foreign Investment Risk, Leveraging Risk and Smaller Company Risk.

These Risks are described beginning on page 6.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

During the periods shown above, the highest quarterly return was 17.19% for the quarter ended June 30, 1999 and the lowest was -14.68% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2001)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (6/98)
MML Small Cap Equity Fund	3.36%	-0.27%
Russell 2000 Index ∧	2.49%	3.26%

∧ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

	MML Small Cap Equity Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Other Expenses	.04%	*
Net Fund Expenses (1) (2)	.69%

*
MassMutual has agreed to bear the expenses (other than the management fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of the average daily net asset values through April 30, 2003. Such agreement cannot be terminated unilaterally by MassMutual.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2001.

(2)	The expenses in the above table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life or variable annuity contract.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MML Small Cap Equity Fund	$ 71	$ 221	$ 378	$ 846

Summary Of Principal Risks

The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values, but those factors that may have an important or significant affect on the Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. The Fund could be subject to additional Principal Risks because the types of investments made by the Fund can change over time. Although the Fund strives to reach its stated goals, it cannot offer guaranteed results. You could make money in the Fund, but you also have the potential to lose money.

•
Market Risk.  The Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. In the case of stocks and other equity securities, market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the securities’ issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Fund maintains substantial exposure to equities and does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. Market risk also includes more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•
Credit Risk.  The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

•
Management Risk.  The Fund is subject to management risk because the Fund is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, that is, by buying and selling securities based upon economic, financial and market analysis and investment judgment. The Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee they will produce the desired result.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price. Investments in derivatives, foreign securities, private placements and securities with small market capitalization and substantial market and/or credit risk tend to have greater liquidity risk. Accordingly, the Fund may be subject to liquidity risk.

•
Derivative Risk.  The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Fund will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, the Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•
Foreign Investment Risk.  Funds investing in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign securities issuers are not usually subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, can also adversely affect securities of other countries whose economies appear to be unrelated.

The Fund is subject to foreign investment risk.

The Fund may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•
Currency Risk.  The Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns a U.S. investor would receive on foreign investments. The Fund may, but will not necessarily, engage in foreign currency transactions in order to protect the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in value. There is a risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. The Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•
Smaller Company Risk.  Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees.

•
Leveraging Risk.  When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

Principal Risks

The following chart summarizes the Principal Risks of the Fund. Risks not marked for the Fund may, however, still apply to some extent to the Fund at various times, and the Fund may have risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diver- sification Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

MML
Small Cap
Equity
Fund	X	X	X			X	X		X		X	X		X
About the Investment Adviser and Sub-Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”) is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets in excess of $78.9 billion and assets under management in excess of $233 billion. MassMutual uses its subsidiary, David L. Babson & Company Inc. (“Babson”), to help manage the Fund.

In 2001, the Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: .65%

Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of December 31, 2001 of more than $79 billion.

Paul S. Szczygiel

Principally responsible for the day-to-day management of the Fund since December 1, 1999. Prior to assuming day-to-day responsibility for managing the Fund, Mr. Szczygiel was actively involved in assisting the previous portfolio manager. Mr. Szczygiel also currently serves as portfolio manager for several other registered and unregistered funds sponsored by Babson with investment objectives similar to that of the Fund. Mr. Szczygiel is a Chartered Financial Analyst with over 14 years of investment experience. He has been associated with Babson (and a company which merged into Babson) since 1994, prior to which he was an Associate Director at Bear Stearns. Mr. Szczygiel is assisted in the day-to-day management of the Fund by a team of Babson investment professionals.

Robert K. Baumbach

assists Mr. Szczygiel in the day-to-day management of the Fund. Mr. Baumbach is a Chartered Financial Analyst with over 15 years of investment experience. Mr. Baumbach has been employed by Babson since November 1999, prior to which he was a Senior Vice President and Senior Analyst at Putnam Investments.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change Sub-Advisers or hire new Sub-Advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a Sub-Adviser in a quick, efficient and cost effective fashion when its performance is inadequate or the Sub-Adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

Investing In The Fund

Buying and Redeeming Shares

MML Series Investment Fund (the “Trust”) provides an investment vehicle for the separate investment accounts of variable life and variable annuity contracts offered by companies such as MassMutual. Shares of the Fund are not offered to the general public.

The shares of the Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Fund generally determines its NAV at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is accepted by the Fund. The Fund will suspend selling its shares during any period when the determination of NAV is suspended.

Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund’s shares may change on days when you will not be able to buy or sell shares.

The Fund redeems its shares at their next NAV computed after the Fund’s transfer agent receives your redemption request. You will usually receive payment for your shares within seven days after the transfer agent receives your written redemption request. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Fund determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Determining Net Asset Value

The Fund generally values portfolio securities based on market value. For example, long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Fund’s Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.

Taxation and Distributions

The declaration and distribution policies specific to the Fund are outlined below.

Distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Generally, owners of variable life and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 /2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. Please refer to the prospectuses of the separate accounts with interests in the Fund for a discussion of the tax consequences of variable annuity and variable life contracts.

Investment Performance

From time to time, the Fund may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of the Fund.

Yields and total returns shown for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

The Fund may also quote yield. The yield for the Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by the Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

For more information about the investment performance of the Fund, see the Statement of Additional Information.
Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available on request.

MML Small Cap Equity Fund (formerly Small Cap Value Equity Fund)

	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99	Period ended 12/31/98†
Net asset value, beginning of period	$ 9.40	$ 8.34	$ 8.49	$ 10.00

Income (loss) from investment operations:
Net investment income	0.05	0.08	0.07	0.03
Net realized and unrealized gain (loss) on investments	0.27	1.06	(0.15)	(1.51)

Total income (loss) from investment operations	0.32	1.14	(0.08)	(1.48)

Less distributions to shareholders:
From net investment income	(0.05)	(0.08)	(0.07)	(0.03)

Net asset value, end of period	$ 9.67	$ 9.40	$ 8.34	$ 8.49

Total Return @	3.36%	13.63%	(1.04)%	(14.77)%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$57,096	$42,661	$20,137	$10,442
Ratio of expenses to average daily net assets:
Before expense waiver	0.69%	0.80%	1.07%	0.85%	**
After expense waiver#	0.69%	0.76%	0.75%	0.44%	**
Net investment income to average daily net assets	0.59%	1.12%	1.13%	0.42%	**
Portfolio turnover rate	97%	65%	41%	23%	**

**	Percentage represents results for the period and are not annualized.
†	For the period from June 1, 1998 (commencement of operations) through December 31, 1998.
@
Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

#
Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period June 1, 1998 through December 31, 1998 and the years ended December 31, 1999, 2000 and 2001.

ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS

The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Derivatives Transactions

The Fund is authorized to engage in transactions involving derivatives, as more fully described in the Statement of Additional Information.

The Fund may use derivatives to attempt to:

•
protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in relevant markets (for example, in the debt securities markets generally due to increasing interest rates);

•	facilitate selling securities for investment reasons;

•	protect the Fund’s unrealized gains or limit unrealized losses in the value of its securities;

•	establish a position in the relevant securities markets as a temporary substitute for purchasing or selling particular securities;

•	manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio; or

•	manage its exposure to changing security prices.

MassMutual and Babson do not presently intend to enter into derivatives transactions with regard to the Fund. The Fund typically will not use derivatives for speculative purposes.

Forward Contracts or “When Issued” Securities

The Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price.

There can be no assurance that the use of forward contracts or other derivatives by the Fund will assist it in achieving its investment objectives. Risks inherent in the use of derivatives include:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	imperfect correlation between the prices of forward contracts and the prices of the securities being hedged;

•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and

•
the fact that forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This is in addition to the risk of decline of the Fund’s other assets.

The Fund will not enter into a forward contract if, as a result, more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts.

Portfolio Management

The Fund’s Sub-Adviser may use trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. The Sub-Adviser, on behalf of the Fund, will engage in trading when it believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential.

Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from these trends. Such trading places an added burden on the Sub-Adviser’s ability to obtain relevant information, evaluate it properly and take advantage of its evaluations by completing transactions on a favorable basis. If the Sub-Adviser’s evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when the Sub-Adviser believes the result of trading, net of transaction costs, will benefit the Fund. Portfolio turnover considerations will not limit the Sub-Adviser in managing the Fund, and portfolio turnover can generate higher costs, which can adversely affect the Fund’s performance.

Restricted And Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid and restricted securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided such securities are determined to be liquid by MassMutual or the Sub-Adviser, pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to borrowers deemed by MassMutual and the Fund’s Sub-Adviser to be of good standing.

Cash Positions

The Fund may hold cash or cash equivalents to provide for liquidity (e.g., expenses and anticipated redemption payments) so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. To provide liquidity or for temporary defensive purposes, the Fund may invest any portion of its assets in investment grade debt securities. Taking this type of temporary defensive position may affect the Fund’s ability to achieve its investment objective.

Money Market Instruments

The Fund may invest in money market instruments when it has cash reserves. These investments consist of U.S. government securities, time deposits, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. The Statement of Additional Information describes these instruments more fully.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers. These include the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage-backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities. When prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized when the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Industry Concentration

As a general rule, the Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exception:

•	There is no limitation for U.S. Government securities.

MML SERIES INVESTMENT FUND
1295 State Street
Springfield, Massachusetts 01111-0001

Learning More About the Fund

You can learn more about the Fund by reading the Fund’s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MML Series Shareholder Services, MIP N312.

From the SEC:  You may review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov. When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Fund.

•	MML Small Company Opportunities Fund
seeks long-term capital appreciation by investing in common stocks of smaller, faster-growing companies.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

May 1, 2002

Summary Information

MML Series Investment Fund provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe the Small Company Opportunities Fund’s:

•	Investment objective.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that the Fund’s investment objective will be achieved, and you can lose money by investing in the Fund.

Important Notes about performance information for the Fund.

The performance of the Sub-Adviser is provided based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for the Sub-Adviser reflect the Sub-Adviser’s composite performance, adjusted for the expenses of the Fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. The fee table shown on page 5 under “Expense Information” is meant to assist you in understanding these fees and expenses. The fee table shows a category of expenses called Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Fund. These costs are deducted from the Fund’s assets, which means you pay them indirectly.

MML Small Company Opportunities Fund

Investment Objective

The Fund’s investment objective is long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Sub-Adviser, David L. Babson & Company Inc. (“Babson”), to be realistically valued.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest substantially all (but no less than 80%) of its total assets in common stocks of smaller companies. The Fund will invest primarily in equity securities of micro capitalization companies. Micro capitalization companies are those with capitalizations at the time of purchase of no more than 50% of the weighted average market capitalization of the Russell 2000 Index, measured as of the last time the Index was rebalanced, which is generally June 30 of each year. (This 50% figure was approximately $265 million as of June 30, 2001.) The Fund may also invest to a lesser extent in companies with market capitalizations in excess of 50% of the weighted average market capitalization of the Russell 2000 Index. The Sub-Adviser will select investments for the Fund based on its assessment of whether the securities are likely to provide favorable capital appreciation over the long term.

The Sub-Adviser believes that there are persistent stock price inefficiencies in the market for stocks of smaller companies. The Sub-Adviser will seek to identify companies that are mispriced as compared with their expected earnings stream.

Although the Fund’s investment process emphasizes fundamental analysis, the Sub-Adviser first uses computer screening and industry sources to narrow the Fund’s investment universe. The Sub-Adviser screens these candidates by looking for further signs of quality and growth, such as revenue and earnings per share growth. The Sub-Adviser then makes decisions using fundamental analysis on stocks that come through its initial screens, typically emphasizing an issuer’s historic financial performance, balance sheet strength, management capability, profitability and competitive position.

Specifically, the Sub-Adviser typically looks for the following characteristics:

•	Sustainable competitive advantage

•	Strong management

•	Long product cycles

•	Pricing flexibility

•	Small size as a competitive advantage

•	High sustained return on investment

•	Above-average earnings per share growth

•	Attractive valuation

Out of this analysis, the Sub-Adviser selects what it believes to be the best companies for the Fund’s portfolio.

The Fund may purchase stocks in initial public offerings (“IPOs”) and may sell such securities without regard to how long the Fund has held the securities. The market capitalizations of the companies whose securities the Fund purchases in IPOs may be outside the Fund’s market capitalization range stated above. The Fund is designed to be an investment vehicle for that part of your capital which can appropriately be exposed to above-average risk.

The Principal Risks of investing in the Fund are Market Risk, Smaller Company Risk, Growth Company Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk and Non-Diversification Risk.

These Risks are described beginning on page 6.

Additional Risk Regarding Performance: The Fund’s investments in IPOs may have a significant impact on the Fund’s returns during its start-up period. The impact of IPOs would not be expected to be as great as the Fund’s assets grow.

Annual Performance

The Fund began operations on May 1, 2001, and therefore does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

MML Small Company Opportunities Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.05%
Other Expenses	.29%
Total Annual Fund Operating Expenses (1)	1.34%
Expense Reimbursement	(.18%)*
Net Fund Expenses (1)(2)	1.16%

*
MassMutual has agreed to bear the expenses (other than the management fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of the average daily net asset values through April 30, 2003. Such agreement cannot be terminated unilaterally by MassMutual.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2001 on an annualized basis.

(2)	The expenses in the above table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life or variable annuity contract.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MML Small Company Opportunities Fund	$118	$406	$706	$1,572

Babson Prior Performance for Similar Accounts and Fund Performance Since Inception*

The bar chart illustrates the variability of returns achieved by Babson for accounts with investment objectives similar to that of the Fund and shows the Fund’s return since inception. The Babson composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	Highest Quarter	Lowest Quarter
MML Small Company Opportunities Fund	14.50% Q4 2001	-9.45% Q3 2001
Babson Composite	22.26% Q2 1999	-21.43% Q3 1998

Babson Average Annual Total Returns for Similar Accounts and Fund’s Return Since Inception*

(for the periods ended December 31, 2001)

The table compares Babson investment results for accounts with investment objectives similar to that of the Fund, and the Fund’s return since inception, to that of an index measuring the broad market over different time periods. The Babson composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.
	One Year	Five Years	Ten Years
MML Small Company Opportunities Fund (since 5/1/01)	9.69%	N/A	N/A
Babson Accounts	30.20%	23.15%	N/A
Russell 2000 Index ∧	2.49%	7.52%	11.51%

* Performance shown is a composite of all portfolios managed by Babson with substantially similar investment objectives, policies, investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund. The Fund’s actual performance since inception is also shown separately. The composite performance does not represent the historical performance of the MML Small Company Opportunities Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus.

∧ Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.
Summary Of Principal Risks
The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values, but those factors that may have an important or significant affect on the Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. The Fund could be subject to additional Principal Risks because the types of investments made by the Fund can change over time. Although the Fund strives to reach its stated goals, it cannot offer guaranteed results. You could make money in the Fund, but you also have the potential to lose money.

•
Market Risk.  The Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. In the case of stocks and other equity securities, market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the securities’ issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Fund maintains substantial exposure to equities and does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. Market risk also includes more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•
Credit Risk.  The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

•
Management Risk.  The Fund is subject to management risk because the Fund is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, that is, by buying and selling securities based upon economic, financial and market analysis and investment judgment. The Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee they will produce the desired result.

Certain types of investments may have a greater effect on the Fund’s performance. Investments by the Fund in initial public offerings (“IPOs”) may have a significant impact on the Fund’s returns during its start up period. However, the impact of IPOs would not be expected to be as great as the Fund’s assets grow.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price. Investments in derivatives, foreign securities, private placements and securities with small market capitalization and substantial market and/or credit risk tend to have greater liquidity risk. Accordingly, the Fund may be subject to liquidity risk.

•
Derivative Risk.  The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Fund will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, the Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•
Non-Diversification Risk.   Diversification is a way for a fund to reduce its risk. It means that the fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of each single stock will have a greater impact on the fund’s net asset value. In addition, the fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the fund’s performance. The Fund is considered a non-diversified fund.

•
Foreign Investment Risk.  Funds investing in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign securities issuers are not usually subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, can also adversely affect securities of other countries whose economies appear to be unrelated.

The Fund is subject to foreign investment risk.

The Fund may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•
Emerging Markets Risk.  When the Fund’s Sub-Adviser deems these investments consistent with the Fund’s investment objective and policies, the Fund may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of the Fund’s assets is not invested, and could cause a loss in value due to illiquidity.

•
Currency Risk.  The Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns a U.S. investor would receive on foreign investments. The Fund may, but will not necessarily, engage in foreign currency transactions in order to protect the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in value. There is a risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. The Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•
Smaller Company Risk.  Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees.

•
Growth Company Risk.  Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets (e.g. as represented by the S&P 500® Index) because of changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in price declines.

•
Leveraging Risk.  When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

Principal Risks
The following chart summarizes the Principal Risks of the Fund. Risks not marked for the Fund may, however, still apply to some extent to the Fund at various times, and the Fund may have risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diver- sification Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

MML Small Company Opportunities Fund	X	X	X			X	X	X	X	X	X	X	X	X

About the Investment Adviser and Sub-Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”) is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets in excess of $78.9 billion and assets under management in excess of $233 billion. MassMutual uses its subsidiary, David L. Babson & Company Inc. (“Babson”), to help manage the Fund.

In 2001, the Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: 1.05%

Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of December 31, 2001 of more than $79 billion.

Paul S. Szczygiel

Principally responsible for the day-to-day management of the Fund. Mr. Szczygiel is a Chartered Financial Analyst with over 14 years of investment experience. He has been associated with Babson (and a company which merged into Babson) since 1994, prior to which he was an Associate Director at Bear Stearns. Mr. Szczygiel is assisted in the day-to-day management of the Fund by a team of Babson investment professionals.

Robert K. Baumbach

assists Mr. Szczygiel in the day-to-day management of the Fund. Mr. Baumbach is a Chartered Financial Analyst with over 15 years of investment experience. Mr. Baumbach has been employed by Babson since November 1999, prior to which he was a Senior Vice President and Senior Analyst at Putnam Investments.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change Sub-Advisers or hire new Sub-Advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a Sub-Adviser in a quick, efficient and cost effective fashion when its performance is inadequate or the Sub-Adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.
Investing In The Fund

Buying and Redeeming Shares

MML Series Investment Fund (the “Trust”) provides an investment vehicle for the separate investment accounts of variable life and variable annuity contracts offered by companies such as MassMutual. Shares of the Fund are not offered to the general public.

The shares of the Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Fund generally determines its NAV at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is accepted by the Fund. The Fund will suspend selling its shares during any period when the determination of NAV is suspended.

Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund’s shares may change on days when you will not be able to buy or sell shares.

The Fund redeems its shares at their next NAV computed after the Fund’s transfer agent receives your redemption request. You will usually receive payment for your shares within seven days after the transfer agent receives your written redemption request. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Fund determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Determining Net Asset Value

The Fund generally values portfolio securities based on market value. For example, long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Fund’s Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.
Taxation and Distributions
The declaration and distribution policies specific to the Fund are outlined below.

Distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Generally, owners of variable life and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 /2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. Please refer to the prospectuses of the separate accounts with interests in the Fund for a discussion of the tax consequences of variable annuity and variable life contracts.

Investment Performance

From time to time, the Fund may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of the Fund.

Yields and total returns shown for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

The Fund may also quote yield. The yield for the Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by the Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

For more information about the investment performance of the Fund, see the Statement of Additional Information.

Sub-Adviser Performance

Babson.  Performance data shown for Babson is based on a composite of all substantially similar portfolios managed by Babson, the Sub-Adviser to the Fund, adjusted to reflect the fees and expenses of the Fund. Some of these portfolios are mutual funds registered with the SEC, including DLB Small Company Opportunities Fund, and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

The private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Fund, as a registered mutual fund, will be subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for the Sub-Adviser’s portfolios is provided solely to illustrate the Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the Fund. Such performance is not indicative of future rates of return. Prior performance of the Sub-Adviser is no indication of future performance of the Fund.
Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available on request.

MML Small Company Opportunities Fund

	Period ended December 31, 2001†
Net asset value, beginning of period	$ 10.00

Income (loss) from investment operations:
Net investment income	0.00	***
Net realized and unrealized gain on investments	0.97

Total income from investment operations	0.97

Less distributions to shareholders:
From net investment income	(0.00	)****
From net realized gains	(0.13)

Total distributions	(0.13)

Net asset value, end of period	$ 10.84

Total Return@	9.69%	**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,830
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%	*
After expense waiver#	1.16%	*
Net investment income to average daily net assets	0.04%	*
Portfolio turnover rate	50%	**

*	Annualized
**	Percentage represents results for the period and are not annualized
***	Net investment income is less than $0.01 per share.
****	Distributions from net investment income is less than $0.01 per share.
†	For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
@
Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001.
ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS
The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Derivatives Transactions

The Fund is authorized to engage in transactions involving derivatives, as more fully described in the Statement of Additional Information.

The Fund may use derivatives to attempt to:

•
protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in relevant markets (for example, in the debt securities markets generally due to increasing interest rates);

•	facilitate selling securities for investment reasons;

•	protect the Fund’s unrealized gains or limit unrealized losses in the value of its securities;

•	establish a position in the relevant securities markets as a temporary substitute for purchasing or selling particular securities;

•	manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio; or

•	manage its exposure to changing security prices.

MassMutual and Babson do not presently intend to enter into derivatives transactions with regard to the Fund. The Fund typically will not use derivatives for speculative purposes.

Forward Contracts or “When Issued” Securities

The Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price.

There can be no assurance that the use of forward contracts or other derivatives by the Fund will assist it in achieving its investment objectives. Risks inherent in the use of derivatives include:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	imperfect correlation between the prices of forward contracts and the prices of the securities being hedged;

•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and

•
the fact that forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This is in addition to the risk of decline of the Fund’s other assets.

The Fund will not enter into a forward contract if, as a result, more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts.

Options and Futures Contracts

The Fund may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase the Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Fund may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Fund may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Fund may also enter into stock index futures contracts. The Fund may also enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect the Fund’s current or intended investments from the effects of changes in exchange rates or market declines. The Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Fund’s Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

The Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by the Fund for hedging purposes, there are risks. For example, the Fund’s Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these hedging transactions are unsuccessful, the Fund may experience losses. When the Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Portfolio Management

The Fund’s Sub-Adviser may use trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. The Sub-Adviser, on behalf of the Fund, will engage in trading when it believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential.

Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from these trends. Such trading places an added burden on the Sub-Adviser’s ability to obtain relevant information, evaluate it properly and take advantage of its evaluations by completing transactions on a favorable basis. If the Sub-Adviser’s evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when the Sub-Adviser believes the result of trading, net of transaction costs, will benefit the Fund. Portfolio turnover considerations will not limit the Sub-Adviser in managing the Fund, and portfolio turnover can generate higher costs, which can adversely affect the Fund’s performance.

Restricted And Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid and restricted securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided such securities are determined to be liquid by MassMutual or the Sub-Adviser, pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to borrowers deemed by MassMutual and the Fund’s Sub-Adviser to be of good standing.

Cash Positions

The Fund may hold cash or cash equivalents to provide for liquidity (e.g., expenses and anticipated redemption payments) so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. To provide liquidity or for temporary defensive purposes, the Fund may invest any portion of its assets in investment grade debt securities. Taking this type of temporary defensive position may affect the Fund’s ability to achieve its investment objective.

Money Market Instruments

The Fund may invest in money market instruments when it has cash reserves. These investments consist of U.S. government securities, time deposits, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. The Statement of Additional Information describes these instruments more fully.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers. These include the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuser securities ). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage-backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities. When prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized when the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Industry Concentration

As a general rule, the Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exception:

•	There is no limitation for U.S. Government securities.

Issuer Diversification

The Fund is classified as non-diversified, which means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company generally is required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, the Fund’s portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. Government securities.

MML SERIES INVESTMENT FUND
1295 State Street
Springfield, Massachusetts 01111-0001
Learning More About the Fund

You can learn more about the Fund by reading the Fund’s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention:  MML Series Shareholder Services, MIP N312.

From the SEC:  You may review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov. When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Fund.

• MML Blend Fund
seeks a high total rate of return over time consistent with prudent investment risk and capital preservation, by investing in equity, fixed income and money market securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

May 1, 2002

Summary Information

MML Series Investment Fund provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe the Blend Fund’s:

•	Investment objective.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Investment return over the past ten years.

•	Average annual total returns for the last one, five and ten year periods and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that the Fund’s investment objective will be achieved, and you can lose money by investing in the Fund.

Important Notes about performance information for the Fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. The fee table shown on page 5 under “Expense Information” is meant to assist you in understanding these fees and expenses. The fee table shows a category of expenses called Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Fund. These costs are deducted from the Fund’s assets, which means you pay them indirectly.

MML Blend Fund

Investment Objective

This Fund seeks to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	Money Market Segment’s objectives are to achieve high current income and to preserve capital.

•	Bond Segment’s objective is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital.

•	Equity Segment’s objective is to achieve a superior rate of return over time from capital appreciation.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, David L. Babson & Company Inc., about each segment’s potential for returns related to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 20% and no more than 40% of the Fund’s total assets will be invested in the Bond Segment, at least 50% and no more than 70% of the Fund’s total assets will be invested in the Equity Segment, and no more than 30% of the Fund’s total assets will be invested in the Money Market Segment. In unusual circumstances, the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 6.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

During the periods shown above, the highest quarterly return was 10.03% for the quarter ended June 30, 1997 and the lowest was -7.83% for the quarter ended March 31, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2001)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
MML Blend Fund	-5.75%	5.03%	8.23%
S&P 500® Index ∧	-11.88%	10.70%	12.93%
Lipper Balanced Fund Index ∧ ∧	-3.23%	8.38%	9.42%
Lehman Brothers Aggregate Bond Index ∧ ∧ ∧	8.44%	7.43%	7.23%

∧
The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of the larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

∧ ∧
The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within each of the investment objective categories for the MML Blend Fund. The Index does not incur expenses and cannot be purchased directly by investors.

∧ ∧ ∧
The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity, combining the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

	MML Blend Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.38%
Other Expenses	.02%	*
Total Annual Fund Operating Expenses (1)(2)	.40%

*
MassMutual has agreed to bear the expenses (other than the management fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of the average daily net asset values through April 30, 2003. Such agreement cannot be terminated unilaterally by MassMutual.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2001.

(2)	The expenses in the above table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life or variable annuity contract.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MML Blend Fund	$ 41	$130	$224	$504

Summary Of Principal Risks

The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values, but those factors that may have an important or significant affect on the Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. The Fund could be subject to additional Principal Risks because the types of investments made by the Fund can change over time. Although the Fund strives to reach its stated goals, it cannot offer guaranteed results. You could make money in the Fund, but you also have the potential to lose money.

•
Market Risk.  The Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Fund’s Bond and Money Market Segments are subject to market risk because they invest some or all of their assets in debt securities such as bonds, notes and asset-backed securities. Debt securities are obligations of the issuer to make payments of principal and/or interest on future dates. As interest rates rise, your investment in the Fund is likely to be worth less because its debt securities are likely to be worth less.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. Even the highest quality debt securities are subject to interest rate risk which is generally greater for lower-rated securities or comparable unrated securities.

In the case of stocks and other equity securities, market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the securities’ issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Equity Segment of the Fund maintains substantial exposure to equities and does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. Market risk also includes more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•
Credit Risk.  The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Bond Segment of the Fund to the extent it invests in below investment-grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” have speculative elements or are predominantly speculative credit risks. The Bond Segment of the Fund invests in foreign debt securities and, accordingly, is also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•
Management Risk.  The Fund is subject to management risk because the Fund is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, that is, by buying and selling securities based upon economic, financial and market analysis and investment judgment. The Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee they will produce the desired result.

•
Prepayment Risk.  Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The Bond Segment of the Fund may be subject to prepayment risk if it invests in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Fund is also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates in a falling interest rate environment.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price. Investments in derivatives, foreign securities, private placements and securities with small market capitalization and substantial market and/or credit risk tend to have greater liquidity risk. Accordingly, the Bond Segment of the Fund may be subject to liquidity risk.

•
Derivative Risk.  The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Fund will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, the Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•
Foreign Investment Risk.  Funds investing in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign securities issuers are not usually subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, can also adversely affect securities of other countries whose economies appear to be unrelated.

The Bond Segment of the Fund is subject to foreign investment risk.

The Fund may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•
Emerging Markets Risk.  When the Fund’s Sub-Adviser deems these investments consistent with the Fund’s investment objective and policies, the Fund may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of the Fund’s assets is not invested, and could cause a loss in value due to illiquidity.

•
Currency Risk.  The Bond Segment of the Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns a U.S. investor would receive on foreign investments. The Fund may, but will not necessarily, engage in foreign currency transactions in order to protect the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in value. There is a risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. The Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

The Bond Segment of the Fund intends to invest in foreign securities if (i) such securities are denominated in U.S. dollars, or (ii) if not denominated in U.S. dollars, the Fund will enter into a foreign currency transaction intended to hedge the currency risk associated with a particular foreign security.

•
Leveraging Risk.  When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

Principal Risks

The following chart summarizes the Principal Risks of the Fund. Risks not marked for the Fund may, however, still apply to some extent to the Fund at various times, and the Fund may have risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diver- sification Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

MML Blend Fund	X	X	X		X	X	X		X	X	X			X

About the Investment Adviser and Sub-Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”) is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets in excess of $78.9 billion and assets under management in excess of $233 billion. MassMutual uses its subsidiary, David L. Babson & Company Inc. (“Babson”), to help manage the Fund.

In 2001, the Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: .38%

Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of December 31, 2001 of more than $79 billion.

Mary Wilson Kibbe

Principally responsible for the day-to-day management of the Money Market and Bond Segments of the Fund. She has managed the Fund since its inception. Ms. Kibbe is a Managing Director of Babson and has been associated with MassMutual since 1982 and is responsible for overseeing all public fixed income trading for MassMutual and its insurance company subsidiaries.

Michael Farrell

is primarily responsible for managing the Equity Segment of the Fund. Mr. Farrell, a Managing Director of Babson, has more than 13 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change Sub-Advisers or hire new Sub-Advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a Sub-Adviser in a quick, efficient and cost effective fashion when its performance is inadequate or the Sub-Adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

Investing In The Fund

Buying and Redeeming Shares

MML Series Investment Fund (the “Trust”) provides an investment vehicle for the separate investment accounts of variable life and variable annuity contracts offered by companies such as MassMutual. Shares of the Fund are not offered to the general public.

The shares of the Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Fund generally determines its NAV at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is accepted by the Fund. The Fund will suspend selling its shares during any period when the determination of NAV is suspended.

Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund’s shares may change on days when you will not be able to buy or sell shares.

The Fund redeems its shares at their next NAV computed after the Fund’s transfer agent receives your redemption request. You will usually receive payment for your shares within seven days after the transfer agent receives your written redemption request. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Fund determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Determining Net Asset Value

The Fund generally values portfolio securities based on market value. For example, equity securities and long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Fund’s Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.

Taxation and Distributions

The declaration and distribution policies specific to the Fund are outlined below.

Dividends from net investment income are declared and paid quarterly. Capital gains declarations and distributions of net capital gains, if any, are made annually. Distributions may be taken either in cash or in additional shares of the Fund at the option of the shareholder. Shares are valued at net asset value on the first business day after the record date for the distribution.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Generally, owners of variable life and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 /2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. Please refer to the prospectuses of the separate accounts with interests in the Fund for a discussion of the tax consequences of variable annuity and variable life contracts.

Investment Performance

From time to time, the Fund may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of the Fund.

Yields and total returns shown for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

The Fund may also quote yield. The yield for the Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by the Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

For more information about the investment performance of the Fund, see the Statement of Additional Information.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available on request.

MML Blend Fund

	Year ended 12/31/01†	Year ended 12/31/00	Year ended 12/31/99	Year ended 12/31/98	Year ended 12/31/97
Net asset value, beginning of year	$ 19.51	$ 23.51	$ 25.08	$ 24.08	$ 21.97

Income (loss) from investment operations:
Net investment income	0.47	0.76 *	0.84	0.42	0.84
Net realized and unrealized gain (loss) on investments	(1.69)	(0.73)	(1.13)	2.36	3.69

Total income (loss) from investment operations	(1.22)	0.03	(0.29)	2.78	4.53

Less distributions to shareholders:
From net investment income	(0.56)	(0.70)	(0.84)	(0.42)	(0.84)
From net realized gains	(2.97)	(3.33)	(0.44)	(1.36)	(1.58)

Total distributions	(3.53)	(4.03)	(1.28)	(1.78)	(2.42)

Net asset value, end of year	$ 14.76	$ 19.51	$ 23.51	$ 25.08	$ 24.08

Total Return @	(5.75% )	0.02%	(1.24% )	13.56%	20.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,451,123	$1,836,095	$2,636,321	$2,814,689	$2,471,827
Net expenses to average daily net assets	0.40%	0.39%	0.38%	0.37%	0.38%
Net investment income to average daily net assets	2.85%	3.30%	3.34%	3.43%	3.56%
Portfolio turnover rate	87%	103%	21%	29%	21%

*	Per share amount calculated on the average shares method.

@
Total return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

†
The fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.003, an increase to net realized and unrealized gains and losses of $0.003 and a decrease of the ratio of net investment income to average net assets from 2.87% to 2.85%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this presentation.

ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS

The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Derivatives Transactions

The Fund is authorized to engage in transactions involving derivatives, as more fully described in the Statement of Additional Information.

The Fund may use derivatives to attempt to:

•
protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in relevant markets (for example, in the debt securities markets generally due to increasing interest rates);

•	facilitate selling securities for investment reasons;

•	protect the Fund’s unrealized gains or limit unrealized losses in the value of its securities;

•	establish a position in the relevant securities markets as a temporary substitute for purchasing or selling particular securities;

•	manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio; or

•	manage its exposure to changing security prices.

These derivatives transactions typically will involve the portfolios of the Bond and Equity Segments of the Fund. MassMutual and Babson do not presently intend to enter into derivatives transactions with regard to the Money Market Segment of the Fund. The Fund typically will not use derivatives for speculative purposes.

The Equity Segment of the Fund may buy or sell stock index futures and other similar instruments, as more fully discussed in the Statement of Additional Information. The Fund may purchase stock index futures in anticipation of taking a market position when, in the opinion of the Fund’s Sub-Adviser, available cash balances do not permit an economically efficient trade in the cash market. The Fund also may sell stock index futures to terminate existing positions it may have as a result of its purchases of stock index futures.

Forward Contracts or “When Issued” Securities

The Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price.

There can be no assurance that the use of forward contracts or other derivatives by the Fund will assist it in achieving its investment objective. Risks inherent in the use of derivatives include:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	imperfect correlation between the prices of forward contracts and the prices of the securities being hedged;

•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and

•
the fact that forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This is in addition to the risk of decline of the Fund’s other assets.

The Fund will not enter into a forward contract if, as a result, more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts.

Portfolio Management

The Fund’s Sub-Adviser may use trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. The Sub-Adviser, on behalf of the Fund, will engage in trading when it believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential.

Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from these trends. Such trading places an added burden on the Sub-Adviser’s ability to obtain relevant information, evaluate it properly and take advantage of its evaluations by completing transactions on a favorable basis. If the Sub-Adviser’s evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when the Sub-Adviser believes the result of trading, net of transaction costs, will benefit the Fund. Portfolio turnover considerations will not limit the Sub-Adviser in managing the Fund, and portfolio turnover can generate higher costs, which can adversely affect the Fund’s performance.

Restricted And Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid and restricted securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided such securities are determined to be liquid by MassMutual or the Sub-Adviser, pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 33% of its respective total assets taken at current value. Lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to borrowers deemed by MassMutual and the Fund’s Sub-Adviser to be of good standing.

Cash Positions

The Fund may hold cash or cash equivalents to provide for liquidity (e.g., expenses and anticipated redemption payments) so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. To provide liquidity or for temporary defensive purposes, the Fund may invest any portion of its assets in investment grade debt securities. Taking this type of temporary defensive position may affect the Fund’s ability to achieve its investment objective.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, the Fund may engage in dollar roll transactions. A dollar roll transaction involves a sale by a fund of a Government National Mortgage Association certificate or other mortgage-backed securities to a financial institution, such as a bank or a broker-dealer, concurrent with an agreement by a fund to repurchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For a more detailed description of dollar roll transactions, see the Statement of Additional Information.

Money Market Instruments

The Fund may invest in money market instruments when it has cash reserves. These investments consist of U.S. government securities, time deposits, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. The Statement of Additional Information describes these instruments more fully.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers. These include the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities. When prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized when the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, that pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Industry Concentration

As a general rule, the Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

•	There is no limitation for U.S. Government securities.

•
The Bond Segment of the Fund may invest up to 40% of the value of its total assets in each of the electric utility and telephone industries. However, it currently is MassMutual’s intent not to invest more than 25% of the Bond Segment’s total assets in either the electric utility or telephone industries.

MML SERIES INVESTMENT FUND
1295 State Street
Springfield, Massachusetts 01111-0001

Learning More About the Fund

You can learn more about the Fund by reading the Fund’s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MML Series Shareholder Services, MIP N312.

From the SEC:  You may review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov. When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Fund.

•	MML Equity Fund seeks to achieve a superior rate of return over time from both capital appreciation and current income and to preserve capital by investing in equity securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

May 1, 2002

Summary Information

MML Series Investment Fund provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe the Equity Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Investment return over the past ten years.

•	Average annual total returns for the last one, five and ten year periods and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that the Fund’s investment objectives will be achieved, and you can lose money by investing in the Fund.

Important Notes about performance information for the Fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. The fee table shown on page 5 under “Expense Information” is meant to assist you in understanding these fees and expenses. The fee table shows a category of expenses called Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Fund. These costs are deducted from the Fund’s assets, which means you pay them indirectly.

MML Equity Fund
Investment Objectives

This Fund’s primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

David L. Babson & Company Inc. (“Babson”) applies a value strategy, which seeks superior total returns over the long term while minimizing risk levels. Stock selection is based on both fundamental analysis and quantitative models, taking into account company characteristics such as competitive advantages, management stability and financial strength, as well as stock valuation. Various attractive financial ratios are sought in the stocks Babson considers, including companies which have below-average share-price to company earnings (“PE”), low price-to-book ratios and other relevant ratios relative to their industry peer groups, historical valuations or future prospects. Market sentiment can lead to short term stock mispricing and Babson seeks to capitalize on such opportunities where catalysts are present for significant price appreciation. Investments generally will be made in publicly traded stocks of companies with market capitalizations of greater than $2 billion and an established operating history.

Alliance Capital Management L.P. (“Alliance Capital”) through the investment professionals of its Bernstein Investment Research and Management unit, takes a “bottom-up” investment approach that is value-based and price-driven, and it relies on the intensive fundamental research of its internal research staff to identify these buying opportunities in the marketplace. Alliance Capital will invest the portion of the Fund’s assets it manages in the common stocks of large companies that it identifies as having earnings growth potential that may not be recognized by the market at large. Alliance Capital seeks to identify compelling buying opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or circumstances even though their long-term prospects remain sound. Portfolio holdings will be primarily in U.S. issuers although ADRs and securities of foreign issuers that trade on domestic exchanges and in the over-the-counter markets also may be purchased.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk and Leveraging Risk.

These Risks are described beginning on page 6.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

During the periods shown above, the highest quarterly return was 16.16% for the quarter ended December 31, 1998 and the lowest was -17.66% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2001)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
MML Equity Fund	-14.72%	4.74%	9.60%
S&P 500® Index ∧	-11.88%	10.70%	12.93%

∧ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of the larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

	MML Equity Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.37%
Other Expenses	.03%	*
Total Annual Fund Operating Expenses (1)(2)	.40%

*
MassMutual has agreed to bear the expenses (other than the management fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of the average daily net asset values through April 30, 2003. Such agreement cannot be terminated unilaterally by MassMutual.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2001.

(2)	The expenses in the above table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life or variable annuity contract.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MML Equity Fund	$41	$128	$220	$497

Summary Of Principal Risks
The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values, but those factors that may have an important or significant affect on the Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. The Fund could be subject to additional Principal Risks because the types of investments made by the Fund can change over time. Although the Fund strives to reach its stated goals, it cannot offer guaranteed results. You could make money in the Fund, but you also have the potential to lose money.

•
Market Risk.  The Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. In the case of stocks and other equity securities, market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the securities’ issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Fund maintains substantial exposure to equities and does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. Market risk also includes more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•
Credit Risk.  The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

•
Management Risk.  The Fund is subject to management risk because the Fund is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment Sub-Advisers manage the Fund according to the traditional methods of active investment management, that is, by buying and selling securities based upon economic, financial and market analysis and investment judgment. The Fund’s investment Sub-Advisers each apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee they will produce the desired result.

•
Derivative Risk.  The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Fund will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, the Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•
Foreign Investment Risk.  Funds investing in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign securities issuers are not usually subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, can also adversely affect securities of other countries whose economies appear to be unrelated.

The Fund is subject to foreign investment risk.

The Fund may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•
Leveraging Risk.  When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

Principal Risks

The following chart summarizes the Principal Risks of the Fund. Risks not marked for the Fund may, however, still apply to some extent to the Fund at various times, and the Fund may have risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diver- sification Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

MML Equity Fund	X	X	X				X		X					X

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”) is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets in excess of $78.9 billion and assets under management in excess of $233 billion. MassMutual uses its subsidiary, David L. Babson & Company Inc. (“Babson”), to help manage the Fund.

MassMutual contracts with the Sub-Advisers described below to help manage the Fund. In 2001, the Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: .37%

Babson manages a portion of the portfolio of the Fund. Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of December 31, 2001 of more than $79 billion.

George Tall

is primarily responsible for managing a portion of the Fund. Mr. Tall began managing the portfolio of this Fund on April 20, 2000. Mr. Tall, a Managing Director of Babson, is a Chartered Financial Analyst with more than 18 years of investment experience. Mr. Tall joined Babson in January 2000. Prior to that, Mr. Tall had worked for Allianz Asset Management (Munich, Germany) and for Allianz of America (Westport, Connecticut), since 1991, most recently as a portfolio manager and head of global research team. Mr. Tall is assisted by a team of Babson professionals, including Mr. Maramarco.

Anthony M. Maramarco

assists Mr. Tall in managing a portion of the Fund. Mr. Maramarco, a Chartered Financial Analyst, has more than 18 years of investment experience. Mr. Maramarco has been a portfolio manager with Babson (and a company which merged into Babson) since 1993.

Michael Farrell

is primarily responsible for managing a portion of the Fund. Mr. Farrell, a Managing Director of Babson, has more than 13 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals.

Alliance Capital Management L.P.  (“Alliance Capital”) manages a portion of the portfolio of the Fund. Alliance Capital is a limited partnership, the majority ownership interests in which are held by its affiliates: Alliance Capital Management Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2001, Alliance Capital managed approximately $455 billion in assets.

Marilyn Goldstein Fedak

is a portfolio manager of a portion of the Fund. Ms. Fedak has been an Executive Vice President and Chief Investment Officer—U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and, prior to that, was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak has managed portfolio investments since 1976 and is the chairman of the U.S. Equity Investment Policy Group of Alliance Capital’s Bernstein Investment Research and Management unit (the “Bernstein Unit”).

Steven Pisarkiewicz

is a portfolio manager of a portion of the Fund. Mr. Pisarkiewicz is the chief investment officer for Alliance Capital’s Structured Equity Services, chairman of the Bernstein Unit’s Structured Equities Investment Policy Group and a member of the U.S. Equity Investment Policy Group. Mr. Pisarkiewicz joined Sanford C. Bernstein & Co., Inc. in 1989 and has been a Senior Portfolio Manager since 1997.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change Sub-Advisers or hire new Sub-Advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a Sub-Adviser in a quick, efficient and cost effective fashion when its performance is inadequate or the Sub-Adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.
Investing In The Fund
Buying and Redeeming Shares

MML Series Investment Fund (the “Trust”) provides an investment vehicle for the separate investment accounts of variable life and variable annuity contracts offered by companies such as MassMutual. Shares of the Fund are not offered to the general public.

The shares of the Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Fund generally determines its NAV at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is accepted by the Fund. The Fund will suspend selling its shares during any period when the determination of NAV is suspended.

Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund’s shares may change on days when you will not be able to buy or sell shares.

The Fund redeems its shares at their next NAV computed after the Fund’s transfer agent receives your redemption request. You will usually receive payment for your shares within seven days after the transfer agent receives your written redemption request. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Fund determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Determining Net Asset Value

The Fund generally values portfolio securities based on market value. For example, long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Fund’s Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.
Taxation and Distributions
The declaration and distribution policies specific to the Fund are outlined below.

Distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Generally, owners of variable life and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 /2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. Please refer to the prospectuses of the separate accounts with interests in the Fund for a discussion of the tax consequences of variable annuity and variable life contracts.
Investment Performance
From time to time, the Fund may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of the Fund.

Yields and total returns shown for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

The Fund may also quote yield. The yield for the Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by the Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

For more information about the investment performance of the Fund, see the Statement of Additional Information.
Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available on request.

MML Equity Fund

	Year ended 12/31/01	Year ended 12/31/00	Year ended 12/31/99	Year ended 12/31/98	Year ended 12/31/97
Net asset value, beginning of year	$ 34.30	$ 36.56	$ 39.20	$ 35.44	$ 29.79

Income (loss) from investment operations:

Net investment income	0.35	0.53 *	0.71	0.72	0.71

Net realized and unrealized gain (loss) on investments	(5.23)	0.53	(2.21)	5.02	7.80

Total income (loss) from investment operations	(4.88)	1.06	(1.50)	5.74	8.51

Less distributions to shareholders:

From net investment income	(0.62)	(0.30)	(0.71)	(0.72)	(0.71)

From net realized gains	(7.52)	(3.02)	(0.43)	(1.26)	(2.15)

Total distributions	(8.14)	(3.32)	(1.14)	(1.98)	(2.86)

Net asset value, end of year	$ 21.28	$ 34.30	$ 36.56	$ 39.20	$ 35.44

Total Return @	(14.72% )	2.86%	(3.82% )	16.20%	28.59%

Ratios/Supplemental Data:

Net assets, end of year (000’s)	$1,667,665	$2,180,741	$2,748,155	$2,938,107	$2,363,441

Net expenses to average daily net assets	0.40%	0.40%	0.37%	0.37%	0.35%

Net investment income to average daily net assets	1.22%	1.47%	1.78%	1.95%	2.03%

Portfolio turnover rate	101%	69%	16%	14%	15%

*	Per share amount calculated on the average shares method.
@
Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS

The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Derivatives Transactions

The Fund is authorized to engage in transactions involving derivatives, as more fully described in the Statement of Additional Information.

The Fund may use derivatives to attempt to:

•
protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in relevant markets (for example, in the debt securities markets generally due to increasing interest rates);

•	facilitate selling securities for investment reasons;

•	protect the Fund’s unrealized gains or limit unrealized losses in the value of its securities;

•	establish a position in the relevant securities markets as a temporary substitute for purchasing or selling particular securities;

•	manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio; or

•	manage its exposure to changing security prices.

MassMutual, Babson and Alliance Capital do not presently intend to enter into derivatives transactions with regard to the Fund. The Fund typically will not use derivatives for speculative purposes.

Forward Contracts or “When Issued” Securities

The Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price.

There can be no assurance that the use of forward contracts or other derivatives by the Fund will assist it in achieving its investment objectives. Risks inherent in the use of derivatives include:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	imperfect correlation between the prices of forward contracts and the prices of the securities being hedged;

•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and

•
the fact that forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This is in addition to the risk of decline of the Fund’s other assets.

The Fund will not enter into a forward contract if, as a result, more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts.

Portfolio Management

The Fund’s Sub-Advisers may use trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objectives. Each Sub-Adviser, on behalf of the Fund, will engage in trading when they believe that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential.

Whether the goals discussed above will be achieved through trading depends on each Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from these trends. Such trading places an added burden on a Sub-Adviser’s ability to obtain relevant information, evaluate it properly and take advantage of their evaluations by completing transactions on a favorable basis. If a Sub-Adviser’s evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when a Sub-Adviser believes the result of trading, net of transaction costs, will benefit the Fund. Portfolio turnover considerations will not limit each Sub-Adviser in managing the Fund, and portfolio turnover can generate higher costs, which can adversely affect the Fund’s performance.

Restricted And Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid and restricted securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided such securities are determined to be liquid by MassMutual or a Sub-Adviser, pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to borrowers deemed by MassMutual and a Sub-Adviser to be of good standing.

Cash Positions

The Fund may hold cash or cash equivalents to provide for liquidity (e.g., expenses and anticipated redemption payments) so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. To provide liquidity or for temporary defensive purposes, the Fund may invest any portion of its assets in investment grade debt securities and MML Equity Fund may also invest in non-convertible preferred stocks. Taking this type of temporary defensive position may affect the Fund’s ability to achieve its investment objective.

Money Market Instruments

The Fund may invest in money market instruments when it has cash reserves. These investments consist of U.S. government securities, time deposits, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. The Statement of Additional Information describes these instruments more fully.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers. These include the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage-backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities. When prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized when the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Industry Concentration

As a general rule, the Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exception:

•	There is no limitation for U.S. Government securities.

MML SERIES INVESTMENT FUND
1295 State Street
Springfield, Massachusetts 01111-0001
Learning More About the Fund

You can learn more about the Fund by reading the Fund’s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MML Series Shareholder Services, MIP N312.

From the SEC:  You may review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov. When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Fund.

•	MML Enhanced Index Core Equity Fund seeks to outperform the total return performance of the S&P 500 Index, while maintaining risk characteristics similar to those of the benchmark.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

May 1, 2002

Summary Information

MML Series Investment Fund provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe the Enhanced Index Core Equity Fund’s:

•	Investment objective.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that the Fund’s investment objective will be achieved, and you can lose money by investing in the Fund.

Important Notes about performance information for the Fund.

Because the Fund commenced operations on May 1, 2001, the Fund does not have returns for a full calendar year.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. The fee table shown on page 5 under “Expense Information” is meant to assist you in understanding these fees and expenses. The fee table shows a category of expenses called Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Fund. These costs are deducted from the Fund’s assets, which means you pay them indirectly.
MML Enhanced Index Core Equity Fund

Investment Objective

The Fund’s investment objective is to outperform the total return performance of its benchmark index, the S&P 500 Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its total assets in common stocks of companies included in the Fund’s benchmark index. The Sub-Adviser to the Fund, David L. Babson & Company Inc., believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

The Sub-Adviser uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that the Sub-Adviser believes will outperform or underperform the index. The Sub-Adviser identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, the Sub-Adviser constructs a broadly diversified portfolio (the Fund will generally hold approximately 90% of the securities in the index) by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting is used by the Sub-Adviser in constructing the Fund’s portfolio. The Fund may engage in the active and frequent trading of portfolio securities to achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Growth Company Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 6.

Annual Performance

The Fund began operations on May 1, 2001, and therefore does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

MML Enhanced Index Core Equity Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Other Expenses	.21%
Total Annual Fund Operating Expenses (1)	.76%
Expense Reimbursement	(.10%)*
Net Fund Expenses (1)(2)	.66%

*
MassMutual has agreed to bear the expenses (other than the management fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of the average daily net asset values through April 30, 2003. Such agreement cannot be terminated unilaterally by MassMutual.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2001 on an annualized basis.

(2)	The expenses in the above table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life or variable annuity contract.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MML Enhanced Index Core Equity Fund	$68	$232	$406	$918

Summary Of Principal Risks

The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values, but those factors that may have an important or significant affect on the Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. The Fund could be subject to additional Principal Risks because the types of investments made by the Fund can change over time. Although the Fund strives to reach its stated goals, it cannot offer guaranteed results. You could make money in the Fund, but you also have the potential to lose money.

•
Market Risk.  The Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. In the case of stocks and other equity securities, market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the securities’ issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Fund maintains substantial exposure to equities and does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. Market risk also includes more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•
Credit Risk.  The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

•
Management Risk.  The Fund is subject to management risk because the Fund is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, that is, by buying and selling securities based upon economic, financial and market analysis and investment judgment. The Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee they will produce the desired result.

•
Derivative Risk.  The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Fund will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, the Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•
Foreign Investment Risk.  Funds investing in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign securities issuers are not usually subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, can also adversely affect securities of other countries whose economies appear to be unrelated.

The Fund is subject to foreign investment risk.

The Fund may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•
Currency Risk.  The Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns a U.S. investor would receive on foreign investments. The Fund may, but will not necessarily, engage in foreign currency transactions in order to protect the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in value. There is a risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. The Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•
Growth Company Risk.  Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets (e.g. as represented by the S&P 500® Index) because of changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in price declines.

•
Leveraging Risk.  When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

Principal Risks

The following chart summarizes the Principal Risks of the Fund. Risks not marked for the Fund may, however, still apply to some extent to the Fund at various times, and the Fund may have risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diver- sification Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

MML Enhanced Index Core Equity Fund	X	X	X				X		X		X		X	X

About the Investment Adviser and Sub-Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”) is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets in excess of $78.9 billion and assets under management in excess of $233 billion. MassMutual uses its subsidiary, David L. Babson & Company Inc. (“Babson”), to help manage the Fund.

In 2001, the Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: .55%

Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of December 31, 2001 of more than $79 billion.

Michael Fa rrell

is primarily responsible for managing the Fund. Mr. Farrell, a Managing Director of Babson, has more than 13 years of investment experience. Mr. Farrell joined Babson in January, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992. Mr. Farrell is assisted by a team of Babson professionals.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change Sub-Advisers or hire new Sub-Advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a Sub-Adviser in a quick, efficient and cost effective fashion when its performance is inadequate or the Sub-Adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.
Investing In The Fund

Buying and Redeeming Shares

MML Series Investment Fund (the “Trust”) provides an investment vehicle for the separate investment accounts of variable life and variable annuity contracts offered by companies such as MassMutual. Shares of the Fund are not offered to the general public.

The shares of the Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Fund generally determines its NAV at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is accepted by the Fund. The Fund will suspend selling its shares during any period when the determination of NAV is suspended.

Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund’s shares may change on days when you will not be able to buy or sell shares.

The Fund redeems its shares at their next NAV computed after the Fund’s transfer agent receives your redemption request. You will usually receive payment for your shares within seven days after the transfer agent receives your written redemption request. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Fund determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Determining Net Asset Value

The Fund generally values portfolio securities based on market value. For example, long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Fund’s Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.

Taxation and Distributions

The declaration and distribution policies specific to the Fund are outlined below.

Distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Generally, owners of variable life and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 /2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. Please refer to the prospectuses of the separate accounts with interests in the Fund for a discussion of the tax consequences of variable annuity and variable life contracts.

Investment Performance

From time to time, the Fund may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of the Fund.

Yields and total returns shown for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

The Fund may also quote yield. The yield for the Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by the Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

For more information about the investment performance of the Fund, see the Statement of Additional Information.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available on request.

MML Enhanced Index Core Equity Fund

	Period ended December 31, 2001†
Net asset value, beginning of period	$ 10.00

Income (loss) from investment operations:
Net investment income	0.06	***
Net realized and unrealized loss on investments	(0.80)

Total loss from investment operations	(0.74)

Less distributions to shareholders:
From net investment income	(0.05)

Net asset value, end of period	$ 9.21

Total Return @	(7.08)%	**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,560
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%	*
After expense waiver#	0.66%	*
Net investment income to average daily net assets	0.93%	*
Portfolio turnover rate	59%	**

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average share method.
†	For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
@
Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2001 through December 31, 2001.

ADDITIONAL INVESTMENT POLICIES
AND RISK CONSIDERATIONS

The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Derivatives Transactions

The Fund is authorized to engage in transactions involving derivatives, as more fully described in the Statement of Additional Information.

The Fund may use derivatives to attempt to:

•
protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in relevant markets (for example, in the debt securities markets generally due to increasing interest rates);

•	facilitate selling securities for investment reasons;

•	protect the Fund’s unrealized gains or limit unrealized losses in the value of its securities;

•	establish a position in the relevant securities markets as a temporary substitute for purchasing or selling particular securities;

•	manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio; or

•	manage its exposure to changing security prices.

The Fund typically will not use derivatives for speculative purposes.

The Fund may buy or sell stock index futures and other similar instruments, as more fully discussed in the Statement of Additional Information. The Fund may purchase stock index futures in anticipation of taking a market position when, in the opinion of the Fund’s Sub-Adviser, available cash balances do not permit an economically efficient trade in the cash market. The Fund also may sell stock index futures to terminate existing positions it may have as a result of its purchases of stock index futures.

Although the Fund will not be a commodity pool, the use of certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in stock index futures contracts for hedging purposes without limit. However, the Fund may not invest in such contracts for other purposes if the sum of the amount of initial margin deposits, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund’s assets, after taking into account unrealized gains and unrealized losses on such contracts.

Forward Contracts or “When Issued” Securities

The Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price.

There can be no assurance that the use of forward contracts or other derivatives by the Fund will assist it in achieving its investment objective. Risks inherent in the use of derivatives include:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	imperfect correlation between the prices of forward contracts and the prices of the securities being hedged;

•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and

•
the fact that forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This is in addition to the risk of decline of the Fund’s other assets.

The Fund will not enter into a forward contract if, as a result, more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts.

Portfolio Management

The Fund’s Sub-Adviser may use trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. The Sub-Adviser, on behalf of the Fund, will engage in trading when it believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential.

Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from these trends. Such trading places an added burden on the Sub-Adviser’s ability to obtain relevant information, evaluate it properly and take advantage of its evaluations by completing transactions on a favorable basis. If the Sub-Adviser’s evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when the Sub-Adviser believes the result of trading, net of transaction costs, will benefit the Fund. Portfolio turnover considerations will not limit the Sub-Adviser in managing the Fund, and portfolio turnover can generate higher costs, which can adversely affect the Fund’s performance.

Restricted And Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid and restricted securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided such securities are determined to be liquid by MassMutual or the Sub-Adviser, pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to borrowers deemed by MassMutual and the Fund’s Sub-Adviser to be of good standing.

Cash Positions

The Fund may hold cash or cash equivalents to provide for liquidity (e.g., expenses and anticipated redemption payments) so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. To provide liquidity or for temporary defensive purposes, the Fund may invest any portion of its assets in investment grade debt securities. Taking this type of temporary defensive position may affect the Fund’s ability to achieve its investment objective.

Money Market Instruments

The Fund may invest in money market instruments when it has cash reserves. These investments consist of U.S. government securities, time deposits, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. The Statement of Additional Information describes these instruments more fully.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers. These include the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities. When prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized when the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Industry Concentration

As a general rule, the Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exception:

•	There is no limitation for U.S. Government securities.

MML SERIES INVESTMENT FUND
1295 State Street
Springfield, Massachusetts 01111-0001

Learning More About the Fund

You can learn more about the Fund by reading the Fund’s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MML Series Shareholder Services, MIP N312.

From the SEC:  You may review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov. When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Fund.

•	MML Growth Equity Fund seeks long-term growth of capital and future income.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

May 1, 2002

Summary Information
MML Series Investment Fund provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe the Growth Equity Fund’s:

•	Investment objective.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Investment return since inception.

•	Average annual total returns for the last one-year period and since inception and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

Past Performance is not an indication of future performance.  There is no assurance that the Fund’s investment objective will be achieved, and you can lose money by investing in the Fund.

Important Notes about performance information for the Fund.

The performance of the Sub-Adviser is provided based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for the Sub-Adviser reflect the Sub-Adviser’s composite performance, adjusted for the expenses of the Fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. The fee table shown on page 5 under “Expense Information” is meant to assist you in understanding these fees and expenses. The fee table shows a category of expenses called Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Fund. These costs are deducted from the Fund’s assets, which means you pay them indirectly.

MML Growth Equity Fund

Investment Objective

This Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, Massachusetts Financial Services Company (“MFS”), believes offer prospects for long-term growth.

The Sub-Adviser uses a bottom-up investment style, which means that securities are selected based upon a fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the portfolio manager and the Sub-Adviser’s large group of equity research analysts.

The Fund may invest up to 35% of its net assets in foreign securities. The Fund may have exposure to foreign currencies through its foreign investments, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Growth Company Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 6.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

During the periods shown above, the highest quarterly return was 14.86% for the quarter ended December 31, 2001 and the lowest was -21.59% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2001)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/99)
MML Growth Equity Fund	-25.20%	-3.49%
S&P 500® Index ∧	-11.88%	-4.31%

∧ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of the larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Expense Information

	MML Growth Equity Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Other Expenses	.19%
Total Annual Fund Operating Expenses (1)	.99%
Expense Reimbursement	(.08%	)*
Net Fund Expenses (1)(2)	.91%

*
MassMutual has agreed to bear the expenses (other than the management fees, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of the average daily net asset values through April 30, 2003. Such agreement cannot be terminated unilaterally by MassMutual.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2001.

(2)	The expenses in the above table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life or variable annuity contract.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MML Growth Equity Fund	$93	$307	$531	$1,186

MFS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by MFS for accounts with investment objectives similar to that of the Fund. The returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

During the periods shown above, the highest quarterly return was 28.30% for the quarter ended December 31, 1999 and the lowest was -22.38% for the quarter ended September 30, 2001.

MFS Average Annual Total Returns for
Similar Accounts*

(for the periods ended December 31, 2001)

The table compares MFS’ investment results for accounts with investment objectives similar to that of the Fund to that of an index measuring the broad market over different time periods. The returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
MFS Composite*	-24.98%	15.07%	13.66%
S&P 500® Index ∧	-11.88%	10.70%	12.93%

* MFS Similar Account Performance is a composite of all portfolios managed by MFS with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund. MFS’ composite includes performance of the Fund since its inception May 3, 1999, and performance of the Massachusetts Investors Growth Stock Fund, which is registered under the Investment Company Act of 1940. The composite performance does not represent the historical performance of the MML Growth Equity Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus.

∧ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of the larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Summary Of Principal Risks

The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values, but those factors that may have an important or significant affect on the Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. The Fund could be subject to additional Principal Risks because the types of investments made by the Fund can change over time. Although the Fund strives to reach its stated goals, it cannot offer guaranteed results. You could make money in the Fund, but you also have the potential to lose money.

•
Market Risk.  The Fund is subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. In the case of stocks and other equity securities, market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the securities’ issuer, changing interest rates and real or perceived economic and competitive industry conditions.

          The Fund maintains substantial exposure to equities and does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. Market risk also includes more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•
Credit Risk.  The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings.

•
Management Risk.  The Fund is subject to management risk because the Fund is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, that is, by buying and selling securities based upon economic, financial and market analysis and investment judgment. The Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee they will produce the desired result.

•
Derivative Risk.  The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Fund will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, the Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•
Foreign Investment Risk.  Funds investing in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign securities issuers are not usually subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, can also adversely affect securities of other countries whose economies appear to be unrelated.

The Fund is subject to foreign investment risk.

The Fund may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•
Currency Risk.  The Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns a U.S. investor would receive on foreign investments. The Fund may, but will not necessarily, engage in foreign currency transactions in order to protect the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in value. There is a risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. The Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•
Growth Company Risk.  Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets (e.g. as represented by the S&P 500® Index) because of changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in price declines.

•
Leveraging Risk.  When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

Principal Risks

The following chart summarizes the Principal Risks of the Fund. Risks not marked for the Fund may, however, still apply to some extent to the Fund at various times, and the Fund may have risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Non- Diver- sification Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Leveraging Risk

MML Growth Equity Fund	X	X	X				X		X		X		X	X
About the Investment Adviser and Sub-Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”) is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets in excess of $78.9 billion and assets under management in excess of $233 billion.

In 2001, the Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: .80%

Massachusetts Financial Services Company (“MFS”) manages the investments of the Fund. MFS had approximately $138 billion in assets under management as of December 31, 2001. MFS is an indirect subsidiary of SunLife Assurance Company of Canada.

Stephen Pesek

is the portfolio manager of the Fund. Mr. Pesek has been a portfolio manager with MFS since 1994. Mr. Pesek is a senior vice president of MFS and manages other portfolios with investment objectives similar to that of the Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change Sub-Advisers or hire new Sub-Advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a Sub-Adviser in a quick, efficient and cost effective fashion when its performance is inadequate or the Sub-Adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

Investing In The Fund

Buying and Redeeming Shares

MML Series Investment Fund (the “Trust”) provides an investment vehicle for the separate investment accounts of variable life and variable annuity contracts offered by companies such as MassMutual. Shares of the Fund are not offered to the general public.

The shares of the Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Fund generally determines its NAV at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is accepted by the Fund. The Fund will suspend selling its shares during any period when the determination of NAV is suspended.

Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund’s shares may change on days when you will not be able to buy or sell shares.

The Fund redeems its shares at their next NAV computed after the Fund’s transfer agent receives your redemption request. You will usually receive payment for your shares within seven days after the transfer agent receives your written redemption request. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Fund determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Determining Net Asset Value

The Fund generally values portfolio securities based on market value. For example, long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Fund’s Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.

Taxation and Distributions

The declaration and distribution policies specific to the Fund are outlined below.

Distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Generally, owners of variable life and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 /2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. Please refer to the prospectuses of the separate accounts with interests in the Fund for a discussion of the tax consequences of variable annuity and variable life contracts.

Investment Performance

From time to time, the Fund may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of the Fund.

Yields and total returns shown for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

The Fund may also quote yield. The yield for the Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by the Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

For more information about the investment performance of the Fund, see the Statement of Additional Information.

Sub-Adviser Performance

MFS.  Performance data shown for MFS is based on a composite of all substantially similar portfolios managed by MFS, the Sub-Adviser to the Fund, adjusted to reflect the fees and expenses of the Fund. Some of these portfolios are mutual funds registered with the SEC, including Massachusetts Investors Growth Stock Fund, and some are private accounts. MFS’ composite also includes the returns for the Fund since its inception date of May 3, 1999 through December 31, 2001. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

The private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Fund, as a registered mutual fund, will be subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for the Sub-Adviser’s portfolios is provided solely to illustrate the Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the Fund. Such performance is not indicative of future rates of return. Prior performance of the Sub-Adviser is no indication of future performance of the Fund.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available on request.

MML Growth Equity Fund

	Year ended 12/31/01		Year ended 12/31/00	Period ended 12/31/99†
Net asset value, beginning of period	$ 10.15		$ 13.01	$ 10.00

Income (loss) from investment operations:
Net investment loss	(0.00	)#	(0.01)	(0.00	)#
Net realized and unrealized gain (loss) on investments	(2.56)		(0.77)	3.01

Total income (loss) from investment operations	(2.56)		(0.78)	3.01

Less distributions to shareholders:
From net investment income	(0.00	)##	(0.00)##	-
Tax return of capital	-		(0.00)##	-
From net realized gains	-		(2.08)	-

Total distributions	(0.00)		(2.08)	-

Net asset value, end of period	$ 7.59		$ 10.15	$ 13.01

Total Return @	(25.20%	)	(6.54% )	30.10%	**

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$44,745		$53,081	$39,487
Ratio of expenses to average daily net assets:
Before expense waiver	0.99%		1.08%	0.77%	**
After expense waiver ###	0.91%		0.91%	0.61%	**
Net investment loss to average daily net assets	(0.06%	)	(0.10% )	(0.04%	)**
Portfolio turnover rate	292%		271%	106%	**

**	Percentage represents results for the period and are not annualized.
†	For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
@
Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

#	Net investment loss is less than $0.01 per share.
##	Distribution from net investment income and tax return of capital are less than $0.01 per share.
###
Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 1999 through December 31, 1999 and the years ending December 31, 2000 and 2001.

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Derivatives Transactions

The Fund is authorized to engage in transactions involving derivatives, as more fully described in the Statement of Additional Information.

The Fund may use derivatives to attempt to:

•
protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in relevant markets (for example, in the debt securities markets generally due to increasing interest rates);

•	facilitate selling securities for investment reasons;

•	protect the Fund’s unrealized gains or limit unrealized losses in the value of its securities;

•	establish a position in the relevant securities markets as a temporary substitute for purchasing or selling particular securities;

•	manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio; or

•	manage its exposure to changing security prices.

MassMutual and MFS do not presently intend to enter into derivatives transactions with regard to the Fund. The Fund typically will not use derivatives for speculative purposes.

Forward Contracts or “When Issued” Securities

The Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price.

There can be no assurance that the use of forward contracts or other derivatives by the Fund will assist it in achieving its investment objectives. Risks inherent in the use of derivatives include:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	imperfect correlation between the prices of forward contracts and the prices of the securities being hedged;

•	the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and

•
the fact that forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This is in addition to the risk of decline of the Fund’s other assets.

The Fund will not enter into a forward contract if, as a result, more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts.

Options and Futures Contracts

The Fund may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase the Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Fund may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Fund may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Fund may also enter into stock index futures contracts. The Fund may also enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect the Fund’s current or intended investments from the effects of changes in exchange rates or market declines. The Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Fund’s Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

The Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by the Fund for hedging purposes, there are risks. For example, the Fund’s Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these hedging transactions are unsuccessful, the Fund may experience losses. When the Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Portfolio Management

The Fund’s Sub-Adviser may use trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. The Sub-Adviser, on behalf of the Fund, will engage in trading when it believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential.

Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from these trends. Such trading places an added burden on the Sub-Adviser’s ability to obtain relevant information, evaluate it properly and take advantage of its evaluations by completing transactions on a favorable basis. If the Sub-Adviser’s evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when the Sub-Adviser believes the result of trading, net of transaction costs, will benefit the Fund. Portfolio turnover considerations will not limit the Sub-Adviser in managing the Fund, and portfolio turnover can generate higher costs, which can adversely affect the Fund’s performance.

Restricted And Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid and restricted securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided such securities are determined to be liquid by MassMutual or the Sub-Adviser, pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to borrowers deemed by MassMutual and the Fund’s Sub-Adviser to be of good standing.

Cash Positions

The Fund may hold cash or cash equivalents to provide for liquidity (e.g., expenses and anticipated redemption payments) so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. To provide liquidity or for temporary defensive purposes, the Fund may invest any portion of its assets in investment grade debt securities. Taking this type of temporary defensive position may affect the Fund’s ability to achieve its investment objective.

Money Market Instruments

The Fund may invest in money market instruments when it has cash reserves. These investments consist of U.S. government securities, time deposits, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. The Statement of Additional Information describes these instruments more fully.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers. These include the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage-backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities. When prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized when the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Industry Concentration

As a general rule, the Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exception:

•	There is no limitation for U.S. Government securities.

MML SERIES INVESTMENT FUND
1295 State Street
Springfield, Massachusetts 01111-0001

Learning More About the Fund

You can learn more about the Fund by reading the Fund’s Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MML Series Shareholder Services, MIP N312.

From the SEC:  You may review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov. When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-2224.